As filed with the Securities and Exchange Commission on July 22, 2026
File No. [__________]
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

(Check appropriate box or boxes)
Franklin Strategic Series
(Exact Name of Registrant as Specified in Charter)
Registrant’s Area Code and Telephone Number: (650) 312-2000
ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)
ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service) (Number and Street) (City) (State) (Zip Code)
Copies to:
Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:
Class A, Class C, Class R, Class R6 and Advisor Class shares of beneficial interest, no par value, of Franklin Core Plus Bond Fund series of Franklin Strategic Series.
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.
It is proposed that this filing will become effective on August 21, 2026, pursuant to Rule 488 under the Securities Act of 1933, as amended.

FRANKLIN TOTAL RETURN FUND
IMPORTANT SHAREHOLDER INFORMATION
The enclosed Prospectus/Information Statement is being provided to inform you that on or about October 2, 2026, Franklin Total Return Fund (the “Total Return Fund”), a series of Franklin Investors Securities Trust (the “Trust”), will be reorganized with and into Franklin Core Plus Bond Fund (the “Core Plus Fund”), a series of Franklin Strategic Series (“FSS”). The Prospectus/Information Statement discusses this reorganization (the “Reorganization”) and provides you with information that you should consider. The Board of Trustees of the Trust approved the Reorganization and concluded that the Reorganization is in the best interests of the Total Return Fund and its shareholders. The Total Return Fund and the Core Plus Fund have similar investment objectives, principal investment strategies and principal investment risks.
We urge you to spend a few minutes reviewing the information in the Prospectus/Information Statement. You do not need to take any action with regards to your account. On or about October 2, 2026, holders of shares of the Total Return Fund will exchange their shares for the shares of the Core Plus Fund priced at net asset value.
We welcome your comments. If you have any questions, call Fund Information at (800) DIAL BEN®/(800) 342-5236.

2

SUMMARY	3
What will happen to my Total Return Fund investment after the Reorganization is completed?	3
How will the Reorganization affect me?	3
What are the federal income tax consequences of the Reorganization?	11
How do the distribution and purchase procedures of the Funds compare?	12
How do the redemption procedures and exchange privileges of the Funds compare?	12
What is the anticipated timing of the Reorganization?	12
COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS	13
What are the significant differences between the investment goals, strategies and policies of the Funds?	13
How do the principal investment risks of the Funds compare?	15
What are the distribution and purchase procedures of the Funds?	16
What are the redemption procedures and exchange privileges of the Funds?	17
Who manages the Funds?	17
What are the Funds’ investment management fees?	18
How do the performance records of the Funds compare?	18
Where can I find more financial and performance information about the Funds?	20
What are other key features of the Funds?	21
REASONS FOR THE REORGANIZATION	22
INFORMATION ABOUT THE REORGANIZATION	24
How will the Reorganization be carried out?	24
Who will pay the expenses of the Reorganization?	25
What should I know about the Core Plus Fund Shares?	25
What are the capitalizations of the Funds and what might the Core Plus Fund’s capitalization be after the Reorganization?	25
COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS	26
How do the investment goals and strategies of the Funds compare?	27
How do the fundamental investment policies of the Funds differ?	29
What are the principal investment risks associated with investments in the Funds?	31
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION	35
INFORMATION ABOUT THE FUNDS	38
3

FURTHER INFORMATION ABOUT THE FUNDS	38
PRINCIPAL HOLDERS OF SHARES	40
SHAREHOLDER PROPOSALS	40
GLOSSARY	42
EXHIBITS TO THE PROSPECTUS/INFORMATION STATEMENT	43
Form of Agreement and Plan of Reorganization	A-1
Financial Highlights of the Total Return Fund and the Core Plus Fund	B-1
Principal Holders of Securities	C-1

ii

PROSPECTUS/INFORMATION STATEMENT
Dated August 31, 2026

FRANKLIN TOTAL RETURN FUND a series of Franklin Investors Securities Trust One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN/342-5236	FRANKLIN CORE PLUS BOND FUND a series of Franklin Strategic Series One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN/342-5236

Acquisition of Substantially All of the Assets of
FRANKLIN TOTAL RETURN FUND
By and in Exchange for Shares of
FRANKLIN CORE PLUS BOND FUND
This Prospectus/Information Statement is being furnished to shareholders of Franklin Total Return Fund (the “Total Return Fund”), a series of Franklin Investors Securities Trust (the “Trust”), pursuant to an Agreement and Plan of Reorganization (the “Plan”) by the Trust, on behalf of the Total Return Fund, and Franklin Strategic Series (“FSS”), on behalf of the Franklin Core Plus Bond Fund (the “Core Plus Fund”), a series of FSS. (The Total Return Fund and the Core Plus Fund may be referred to individually as a “Fund” and, collectively, as the “Funds.”) According to the Plan, substantially all of the assets of the Total Return Fund will be acquired by the Core Plus Fund in exchange for Class A, Class C, Class R, Class R6 and Advisor Class shares of the Core Plus Fund (“Core Plus Fund Shares”). (This transaction is referred to in this Prospectus/Information Statement as the “Reorganization.”) The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Reorganization. Shareholders of the Total Return Fund are not required to and are not being asked to approve the Plan or the Reorganization.
Pursuant to the Plan, you will receive Class A, Class C, Class R, Class R6 and/or Advisor Class shares of the Core Plus Fund of equivalent aggregate net asset value (“NAV”) to your investment in the corresponding class of shares of the Total Return Fund. The Total Return Fund will then be liquidated and dissolved.
The Total Return Fund and the Core Plus Fund have similar investment objectives and principal investment strategies and risks. The Total Return Fund seeks to provide high current income, consistent with preservation of capital, with a secondary goal of capital appreciation over the long term while the Core Plus Fund seeks to earn a high level of current income with a secondary goal of capital appreciation over the long term.
This Prospectus/Information Statement is being mailed on or about August 31, 2026.

This Prospectus/Information Statement includes information about the Reorganization and about the Core Plus Fund. You should retain this Prospectus/Information Statement for future reference. Additional information about the Total Return Fund, the Core Plus Fund and the Reorganization has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:
•
The Prospectus of the Total Return Fund dated March 1, 2026, as supplemented (the “Total Return Fund Prospectus”), which is incorporated by reference into and considered a part of this Prospectus/Information Statement. (Securities Act No. 033-11444)
•
The Prospectus of the Core Plus Fund dated September 1, 2025, as supplemented (the “Core Plus Fund Prospectus”), which is enclosed herewith, incorporated by reference into and considered a part of and accompanies this Prospectus/Information Statement. (Securities Act No. 033-39088)
•
The Annual Report to Shareholders of the Core Plus Fund for the fiscal year ended April 30, 2026, which is enclosed herewith, incorporated by reference into and considered a part of and accompanies this Prospectus/Information Statement. (Securities Act No. 033-39088)
•
A Statement of Additional Information (“SAI”), dated August 31, 2026, relating to this Prospectus/Information Statement, which has been filed with the SEC, is incorporated herein by reference and considered a part of this Prospectus/Information Statement. (Securities Act No. ________)
You may request a free copy of the SAI relating to this Prospectus/Information Statement, the Total Return Fund Prospectus or Core Plus Fund Prospectus without charge by calling (800) DIAL BEN®/342-5236 or by writing the Fund at One Franklin Parkway, San Mateo, CA 94403-1906. Reports, proxy material and other information concerning the Trust can be inspected at the www.sec.gov.
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

SUMMARY
This is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including the form of the Plan (attached as Exhibit A) and the Core Plus Fund Prospectus (enclosed).
What will happen to my Total Return Fund investment after the Reorganization is completed?
You will become a shareholder of the Core Plus Fund on or about October 2, 2026, and will no longer be a shareholder of the Total Return Fund. Like the Total Return Fund, the Core Plus Fund is an open end, registered management investment company (often called a “mutual fund”). You will receive Class A, Class C, Class R, Class R6 and Advisor Class shares of the Core Plus Fund Shares priced at the net asset value equivalent to the aggregate NAV of the value of your investment in the corresponding class of shares of the Total Return Fund as noted in the chart below.
Total Return Fund	Core Plus Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class R6	Class R6
Advisor Class	Advisor Class
In particular, the Plan provides that: (1) substantially all of the assets of the Total Return Fund will be acquired by the Core Plus Fund in exchange for Core Plus Fund Shares; and (2) the Core Plus Fund Shares received by the Total Return Fund in the exchange will then be distributed to shareholders of the corresponding class of shares of the Total Return Fund. Because the Funds have different NAVs per share, the number of shares of the Core Plus Fund that you receive will likely be different than the number of shares of the Total Return Fund that you own, but the total value of your investment will be the same immediately before and after the exchange. After the Core Plus Fund Shares are distributed to the Total Return Fund’s shareholders, the Total Return Fund will be completely liquidated and dissolved. Shareholders of Total Return Fund are not required to and are not being asked to approve the Plan or the Reorganization. (The reorganization is referred to in this Prospectus/Information Statement as the “Reorganization.”)
For more information concerning the similarities regarding share purchase, redemption and exchange procedures of the Funds, please see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “– What are the redemption procedures and exchange privileges of the Funds?”
How will the Reorganization affect me?
If the Reorganization is completed, you will cease to be a shareholder of the Total Return Fund and you will become a shareholder of the Core Plus Fund. Summarized below are some of the differences between the Core Plus Fund and the Total Return Fund.
Investment Goal, Strategies, Policies and Risks.
The Total Return Fund seeks to provide high current income, consistent with preservation of capital, with a secondary goal of capital appreciation over the long term while the Core Plus Fund seeks to earn a high level of current income with a secondary goal of capital appreciation over the long term. Although the wording of the investment goals differ slightly, Franklin Advisers, Inc. (“FAV” or “Management”) believes these goals are not materially different and are substantively identical.
Both Funds portfolio managers use a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. Each Fund invests primarily in debt securities (including derivative investments that provide exposure to debt securities). Investments in debt securities include U.S. and foreign government debt and agency securities, corporate debt securities that are floating, fixed or variable rate, mortgage- and asset-backed securities including adjustable-rate mortgage-backed securities (ARMS), collateralized mortgage obligations (CMOs), mortgage loans, agency and private credit risk transfer securities, and mortgage dollar rolls. Both Funds have the same Lipper (Core Plus Bond) and Morningstar (Intermediate Core-Plus Bond) classifications and have the same performance benchmark (Bloomberg U.S. Aggregate Index). The main differences between the Funds are: (i) the Core Plus Fund, under normal market conditions, has a requirement to invest at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds, while the Total Return Fund states that it will invest primarily in debt securities with no specific percentage requirement (although the Total Return Fund has held more than 80% of its net assets in debt securities over the last ten years); and (ii) the Core Plus Fund has a slightly higher allocation to high yield securities than the Total Return Bond Fund and a higher allocation to U.S. Treasury securities than the Total Return Fund, while the Total Return Fund has a slightly higher allocation to municipal bond securities.
The fundamental investment policies of the Funds regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate, purchasing or selling commodities and issuing senior securities, are identical, and the Funds’ fundamental policies regarding concentration (i.e., investing more than 25% of a Fund’s assets in securities of issuers in a particular industry) are substantially the same and not materially different. A detailed comparison of the concentration policies is found under the section below titled “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the significant differences between the investment goals, strategies, and policies of the Funds?”
The principal risks of the Funds are substantially identical. Both Funds invest primarily in debt securities and are therefore subject to typical debt security risks such as: interest rate, credit, high yield investments, mortgage and asset-backed securities, income, prepayment, extension, floating rate corporate investments, variable rate securities and liquidity risks. In addition, both Funds are subject to foreign securities and emerging markets risks due to their exposure to investments in foreign countries. The Funds are also subject to specific instrument risks such as collateralized debt obligations, derivative investments and mortgage dollar rolls risks. The Core Plus Fund has a slightly higher allocation to high yield securities, which increases the risks associated with investments in high yield securities in the Fund.
For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the significant differences between the investment goals, strategies, and policies of the Funds?” and “‒ How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS ‒ How do the fundamental investment policies of the Funds differ?” and “‒ What are the principal investment risks associated with investments in the Funds?” For additional information regarding the terms used in this section, see the glossary at the back of the Prospectus/Information Statement.

Fees and Expenses of the Funds.
As shown in the tables below, the effective management fee and the gross annual operating expenses of the Core Plus Fund are less than those of the corresponding share class of the Total Return Fund.  In addition, the net annual operating expenses (taking into account fee waivers and expense reimbursements) of the Core Plus Fund are the same as those of the corresponding share class of the Total Return Fund.
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Expense ratios reflect annual fund operating expenses for the one-year period for each of the Total Return Fund and Core Plus Fund. The tables also show the pro forma estimated fees and expenses for the Core Plus Fund, assuming that (i) the Reorganization had been completed as of April 30, 2026; and (iii) the Core Plus Fund had one year of combined operations. They do not include estimated costs of the Reorganization of approximately $68,225 borne by the each of the Total Return Fund and the Core Plus Fund (less than 0.01% of the net assets of each Fund). These costs are estimates based on currently available information and are subject to change.  There is no guarantee that actual expenses will be the same as those shown in the table.
Table of Shareholder Fees (Both Funds)
The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Reorganization. You will not pay these charges in connection with the Reorganization.
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class R6	Advisor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)	None[1]	1.00%	None	None	None
1.
There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.
Annual Operating Expense Table for Class A, Class C, Class R, Class R6 and Advisor Class Shares of the Funds And Projected Expenses after the Reorganization1
Below are the current fee and expense tables for each class of shares of each Fund as set forth in each Fund’s current prospectus and the pro forma fee table for the Core Plus Fund after the Reorganization:
	Total Return Fund Class A2	Core Plus Fund Class A3	Core Plus Fund Pro Forma Class A3,4
Management fees	0.49%	0.35%	0.35%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.17%	0.20%	0.17%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual fund operating expenses	0.92%	0.81%	0.78%
Fee waiver and/or expense reimbursement	-0.19%	-0.08%	-0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.73%	0.73%	0.73%

	Total Return Fund Class C2	Core Plus Fund Class C3	Core Plus Fund Pro Forma Class C3,4
Management fees	0.49%	0.35%	0.35%
Distribution and service (12b-1) fees	0.65%	0.65%	0.65%
Other expenses	0.17%	0.20%	0.17%
Acquired fund fees and expenses	0.00%	0.01%	0.01%
Total annual fund operating expenses	1.32%	1.21%	1.18%
Fee waiver and/or expense reimbursement	-0.19%	-0.08%	-0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.13%	1.13%	1.13%

	Total Return Fund Class R2	Core Plus Fund Class R3	Core Plus Fund Pro Forma Class R3,4
Management fees	0.49%	0.35%	0.35%
Distribution and service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.17%	0.20%	0.17%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.17%	1.06%	1.03%
Fee waiver and/or expense reimbursement	-0.19%	-0.08%	-0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	0.98%	0.98%

	Total Return Fund Class R6[2]	Core Plus Fund Class R6[3]	Core Plus Fund Pro Forma Class R6[3],[4]
Management fees	0.49%	0.35%	0.35%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.06%	0.10%	0.06%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual fund operating expenses	0.56%	0.46%	0.42%
Fee waiver and/or expense reimbursement	-0.18%	-0.08%	-0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.38%	0.38%	0.38%

	Total Return Fund Advisor Class[2]	Core Plus Fund Advisor Class[3]	Core Plus Fund Pro Forma Advisor Class[3],4
Management fees	0.49%	0.35%	0.35%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.17%	0.20%	0.17%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual fund operating expenses	0.67%	0.56%	0.53%
Fee waiver and/or expense reimbursement	-0.19%	-0.08%	-0.05%

	Total Return Fund Advisor Class[2]	Core Plus Fund Advisor Class[3]	Core Plus Fund Pro Forma Advisor Class[3,4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.48%	0.48%	0.48%
1
Expense ratios reflect annualized annual fund operating expenses for the Total Return Fund based on the Total Return Fund's most recent semi-annual period ended April 30, 2026 and annual fund operating expenses for the Core Plus Fund based on the Core Plus Fund's most recent semi-annual period ended April 30, 2026.
2
For the Total Return Fund, FAV has agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees, interest expense and expenses and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.47% for each share class except Class R6 and 0.37% for Class R6. FAV has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until at least February 28, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the Board except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
3
For the Core Plus Fund, the table above reflects fee waivers in effect beginning on September 1, 2026, on which date FAV has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.47% for each share class except Class R6 and 0.37% for Class R6. This contractual arrangement is expected to continue until at least August 31, 2027.  Prior to September 1, 2026, FAV had agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations, but including acquired fund fees and expenses) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.47% for each share class except Class R6 and 0.37% for Class R6 until August 31, 2026.  In addition, FAV has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. Transfer agency fees on Class R6 shares of the Fund also have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until at least August 31, 2027. During the terms of any of these arrangements, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the Board of FSS except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).  There is no guarantee that the fee waiver and expense reimbursement agreements will continue after the dates set forth above.
4
Pro forma expenses (annualized) are based on current and anticipated Core Plus Fund expenses as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $68,225 to be borne each Fund.
As of June 30, 2026, the Core Plus Fund had assets of approximately $2.84 billion and the Total Return Fund had assets of approximately $2.71 billion. The Reorganization is not projected to have a material impact on the expense ratio of the Core Plus Fund, but former shareholders of the Total Return Fund are expected to experience lower management fees and gross annualized fund operating expenses for all share classes and the same net annual fund operating expenses.
Example
These examples are intended to help you compare the cost of investing in the Total Return Fund’s Class A, Class C, Class R, Class R6 and Advisor Class shares with the cost of investing in the Core Plus Fund Class A, Class C, Class R, Class R6 and Advisor Class shares, both before and after the Reorganization. The example assumes:
•
You invest $10,000 in the Total Return Fund and in the Core Plus Fund for the periods shown;
•
Your investment has a 5% return each year;
•
The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period; and

•
You sell your shares at the end of the period.

The example reflects adjustments made to the Total Return Fund’s and Core Plus Fund’s operating expenses due to the fee waivers and/or expense reimbursements for the 1 Year numbers only. Class C shares convert to Class A shares after eight years and the 10 years expense example figures for Class C shares reflects this conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Total Return Fund - Class A	$447	$639	$847	$1,448
Core Plus Fund - Class A	$447	$616	$800	$1,332
Pro Forma Core Plus Fund - Class A* (assuming the Reorganization is completed)	$447	$610	$787	$1,299

	1 Year	3 Years	5 Years	10 Years
Total Return Fund - Class C	$215	$400	$706	$1,464
Core Plus Fund - Class C	$215	$376	$657	$1,347
Pro Forma Core Plus Fund - Class C* (assuming the Reorganization is completed)	$215	$370	$645	$1,317

	1 Year	3 Years	5 Years	10 Years
Total Return Fund - Class R	$100	$353	$626	$1,404
Core Plus Fund - Class R	$100	$329	$576	$1,285
Pro Forma Core Plus Fund - Class R* (assuming the Reorganization is completed)	$100	$323	$564	$1,255

	1 Year	3 Years	5 Years	10 Years
Total Return Fund - Class R6	$39	$162	$295	$684
Core Plus Fund - Class R6	$39	$139	$249	$570
Pro Forma Core Plus Fund - Class R6* (assuming the Reorganization is completed)	$39	$131	$231	$525

	1 Year	3 Years	5 Years	10 Years
Total Return Fund - Advisor Class	$49	$196	$355	$816
Core Plus Fund - Advisor Class	$49	$171	$304	$693
Pro Forma Core Plus Fund - Advisor Class* (assuming the Reorganization is completed)	$49	$165	$292	$660

If you do not sell your shares:	1 Year	3 Years	5 Years	10 Years
Total Return Fund - Class C	$115	$400	$706	$1,464
Core Plus Fund - Class C	$115	$376	$657	$1,347
Pro Forma Core Plus Fund - Class C (assuming the Reorganization is completed)	$115	$370	$645	$1,317
*
Pro forma expenses (annualized) are based on current and anticipated Core Plus Fund expenses as if the Reorganization had been effective as of April 30, 2026 and experienced a year of combined operations. They do not include estimated costs of the Reorganization of approximately $68,225 to be borne each Fund.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?”.
In evaluating the Reorganization, shareholders may also wish to consider the following:
Comparison of Past Performance. The Core Plus Fund has outperformed the Total Return Fund for the one-, three-, five-, and ten-year periods ended May 31, 2026 (based on Class A shares without sales load). Because all share classes of a particular Fund are invested in the same portfolio of securities, performance for other share classes differs only to the extent that the classes do not have the same expenses. The average annual total return figures for the Class A shares at net asset value for the Total Return Fund and for the Core Plus Fund as of May 31, 2026, are shown below.
	Total Return Fund Class A Shares (without sales load)	Core Plus Fund Class A Shares (without sales load)
1 Year	5.37%	5.50%
3 Years	4.01%	5.36%
5 Years	-0.09%	1.76%
10 Years	1.54%	2.80%
More detailed performance information for periods ended May 31, 2026, (including the performance of the Fund’s other share classes) is included below under the section titled, “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – How do the performance records of the Funds compare?” in this Prospectus/Information Statement. Past performance is no guarantee of future results.
Management Fee Structure. Both Funds are subject to an asset-based management fee structure with different fee breakpoints. The investment management fee structure and actual management fee ratio currently paid by the Core Plus Fund is lower than that of the Total Return Fund. In addition, as shown below, the management fee breakpoints of the Core Plus Fund are lower than the Total Return Fund at every asset level.
Total Return Fund	Core Plus Fund
The Fund pays the investment manager a fee based on the average daily net assets of the Fund equal to an annual rate of:

•
0.625% of the value of net assets up to and including $500 million;
•
0.525% of the value of net assets over $500 million up to and including $1 billion;
•
0.480% of the value of net assets over $1 billion up to and including $1.5 billion;
•
0.435% of the value of net assets over $1.5 billion up to and including $6.5 billion;
•
0.415% of the value of net assets over $6.5 billion up to and including $11.5 billion;
•
0.400% of the value of net assets over $11.5 billion up to and including $16.5 billion;
•
0.390% of the value of net assets over $16.5 billion up to and including $19 billion;

The Fund pays the investment manager a fee based on the average daily net assets of the Fund equal to an annual rate of:

•
0.350% of the value of its average daily net assets up to and including $5 billion;
•
0.330% of the value of its average daily net assets over $5 billion up to and including $10 billion;
•
0.310% of the value of its average daily net assets over $10 billion up to and including $20 billion;
•
0.290% of the value of its average daily net assets over $20 billion.

The fee is paid monthly according to the terms of the investment management agreement. Each class of the Fund’s shares pays its proportionate share of the fee.

Total Return Fund	Core Plus Fund
•
0.380% of the value of net assets over $19 billion up to and including $21.5 billion; and
•
0.370% of the value of net assets over $21.5 billion.

The fee is calculated daily and paid monthly according to the terms of the management agreement. Each class of the Fund’s shares pays its proportionate share of the fee.

Costs of the Reorganization. Each Fund will pay 25% of the expenses of the Reorganization. FAV will pay the remaining 50% of such expenses. The total amount of the expenses for the Reorganization is estimated to be approximately $272,900 and will be allocated in the foregoing manner whether or not the Reorganization is consummated. The Boards of the Trust and FSS and Management believe that a partial allocation of Reorganization expenses to each Fund is appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. For a more detailed discussion of the considerations of the Board, see the section below titled “REASONS FOR THE REORGANIZATION.”
Repositioning of the Total Return Fund’s Portfolio Assets. Management currently estimates that approximately 56% of the Total Return Fund’s portfolio assets, including all to-be-announced securities and derivative instruments, will be disposed of in connection with the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. Such dispositions may depend in part on market conditions. In addition, certain securities may need to be disposed of that do not meet the prospectus allowances for the Core Plus Fund. Such dispositions, depending upon how they are executed, may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders. The amount of any capital gains that may be realized and distributed to shareholders will depend upon a variety of factors, including the Total Return Fund’s net unrealized appreciation in the value of its portfolio assets and the manner in which the portfolio is repositioned. Additionally, if the sale of such portfolio assets occurs after the closing of the Reorganization, the ability of the combined Core Plus Fund to fully use the Total Return Fund’s capital loss carryovers as of the closing, if any, to offset the resulting capital gain may be limited as described below, which may result in shareholders of the Core Plus Fund receiving a greater amount of capital gain distributions than they would have received had the Reorganization not occurred. Reorganization costs also may be incurred due to the repositioning of the portfolio. Management, at this time, estimates that these portfolio transaction costs will be approximately $241,000; however, this estimate is subject to change.
Assuming the Reorganization qualifies as a tax-free reorganization as expected, the Core Plus Fund will succeed to the capital loss carryovers, if any, of the Total Return Fund upon the closing of the Reorganization for federal income tax purposes. The capital loss carryovers of both Funds will be available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes and applied against the capital loss carryforwards of the smaller Fund; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Total Return Fund that may be used by the Core Plus Fund (including to offset any “built-in gains” of the Total Return Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Core Plus Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.
The aggregate capital loss carryovers of the Total Return Fund and the approximate annual limitation on the use by the Core Plus Fund post-closing of the smaller Fund’s capital loss carryovers following the Reorganization are below. The annual limitation is based on the long-term tax-exempt rate for ownership changes as of April 2026 of 3.58%.
	Total Return Fund as of October 31, 2025	Core Plus Fund as of October 31, 2025
Aggregate capital loss carryovers	($716,920,735)	($1,034,575,903)
Unrealized appreciation on a tax basis (depreciation)	($82,219,939)	($70,614,370)
Net asset value	$3,019,829,808	$2,558,163,345
Annual limitation	$108,109,907	$91,582,248
Shareholders of the Total Return Fund will receive a proportionate share of any taxable income and gains realized by the Core Plus Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Core Plus Fund. As a result, shareholders of the Total Return Fund may receive a greater amount of taxable distributions than they would have if the Reorganization had not occurred. In addition, if the Core Plus Fund, following the Reorganization, has proportionately greater unrealized depreciation in its portfolio investments as a percentage of its NAV than the Total Return Fund, shareholders of the Total Return Fund, post-closing, may receive greater amounts of taxable gains as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.
At October 31, 2025, the Total Return Fund had unrealized depreciation and the Core Plus Fund had unrealized depreciation. The unrealized depreciation in value of investments as a percentage of its NAV at October 31, 2025, was 2.72% for the Total Return Fund. The unrealized depreciation in value of investments as a percentage of its NAV at October 31, 2025, was 2.76% for the Core Plus Fund.
For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION.”
What are the federal income tax consequences of the Reorganization?
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of the closing of the Reorganization, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION,” the shareholders of the Total Return Fund will not recognize income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Total Return Fund for shares in the Core Plus Fund. Shareholders should consult their tax advisers about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Prospectus/Information Statement relates only to the federal income tax consequences of the Reorganization. For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION.”
How do the distribution and purchase procedures of the Funds compare?
Shares of the Total Return Fund and the Core Plus Fund are sold on a continuous basis by Franklin Distributors, LLC (“Distributors”). Distribution and purchase procedures are the same for each Fund.
Effective at the close of market (4:00 p.m. Eastern time) on June 26, 2026, the Total Return Fund closed to all new investors except as noted below. Existing investors who had an open and funded account on June 26, 2026 could continue to invest in the Total Return Fund through exchanges and additional purchases after such date. The following categories of investors could continue to open new accounts in the Total Return Fund after the close of market on June 26, 2026: (1) clients of discretionary investment allocation programs where such programs had investments in the Fund prior to the close of market on June 26, 2026; and (2) Employer Sponsored Retirement Plans or benefit plans and their participants where the Fund was available to participants prior to the close of market on June 26, 2026. The Total Return Fund will not accept any additional purchases or exchanges after the close of market on or about September 30, 2026.
For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”
How do the redemption procedures and exchange privileges of the Funds compare?
The Funds have identical redemption procedures and exchange privileges.
For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”
What is the anticipated timing of the Reorganization?
The Reorganization is currently expected to be completed on or about October 2, 2026.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS
What are the significant differences between the investment goals, strategies and policies of the Funds?
Substantially Similar Investment Goals. The Total Return Fund’s principal investment goal is to provide high current income, consistent with preservation of capital with a secondary goal of capital appreciation over the long term while the Core Plus Fund’s principal investment goal is to earn a high level of current income with a secondary goal of capital appreciation over the long term. Management and fund counsel believe these goals are substantively identical even though the wording of the goals differs slightly.
Principal Investments.
Below is a comparison of the principal investments of each Fund.  Differences between the Funds are bold and italicized.
	Total Return Fund	Core Plus Fund
Primary Investments
Under normal market conditions, the Fund invests primarily in debt securities, which may be represented by derivative investments that provide exposure to debt securities such as futures, options and swap agreements.
Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds.
Debt Securities
The Fund’s principal investment strategies state that the Fund invests in debt securities that include U.S. and foreign government debt and agency securities and corporate debt securities that are floating, fixed or variable rate. The Fund may invest in mortgage- and asset-backed securities including adjustable-rate mortgage-backed securities (ARMS), agency and non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), including CMO floaters and interest only CMOs (IOs), mortgage loans, agency and private credit risk transfer securities, reperforming loans, whole mortgage loans and mortgage dollar rolls. These securities may be on a delayed delivery or to be announced basis. The Fund may also invest in corporate loans (including loan participations), collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs), municipal securities, U.S. Treasury securities and inflation-indexed securities issued by the U.S. Treasury and other investment companies and ETFs.

The Fund’s principal investment strategies state that the Fund invests in debt securities that include U.S. and foreign government debt and agency securities and corporate debt securities that are floating, fixed or variable rate. The Fund may invest in mortgage- and asset-backed securities including adjustable-rate mortgage-backed securities (ARMS), collateralized mortgage obligations (CMOs), mortgage loans, agency and private credit risk transfer securities and mortgage dollar rolls. These securities may be on a delayed delivery or to be announced basis. The Fund may also invest in corporate loans (including loan participations), collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs), inflation-indexed securities issued by the U.S. Treasury and other investment companies and ETFs.

	Total Return Fund	Core Plus Fund
Credit Quality
The Fund also may invest up to 20% of its total assets in non-investment grade securities, including up to 5% in securities rated lower than B- by S&P or Moody’s, which may include defaulted securities. Excluding derivatives, the Fund invests no more than 33% of its total assets in non-investment grade debt securities, including no more than 5% in securities rated lower than B- by S&P or Moody’s, which may include defaulted securities.
The Fund may invest up to 30% of its assets in below investment grade securities.
Foreign Investments
The Fund may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.
The Fund’s foreign exposure as of March 31, 2026 was 11.82%.

The Fund may invest in foreign securities including emerging market securities. There is no limit listed in its disclosure documents. The Fund’s foreign exposure as of March 31, 2026 was 10.61%.
Duration	No specific duration targeted, but the Fund’s effective duration as of March 31, 2026 was 5.77 years.
The Fund targets an estimated average portfolio duration, under normal market conditions, of within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg US Aggregate Index. As of July 31, 2025, the average portfolio duration of the Bloomberg US Aggregate Index was 6.03 years. The Fund’s effective duration as of March 31, 2026 was 5.74 years.

Derivatives
The derivatives in which the Fund regularly enters into include: currency-related derivatives, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts, and currency options; and interest rate and credit-related derivatives, including interest rate, credit default (including credit default swap index tranches) and fixed income total return swaps, interest rate and/or bond futures contracts and options thereon and options on exchange-traded funds and interest rate and credit default swap indices.

The derivatives in which the Fund regularly enters into include: currency-related derivatives, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts, and currency options; and interest rate and credit-related derivatives, including interest rate, credit default and fixed income total return swaps and interest rate and/or bond futures contracts (including U.S. Treasury futures contracts) and options thereon.

Diversification	The Fund is a diversified fund.	The Fund is a diversified fund.
Portfolio Selection Process.
FAV’s portfolio selection process for the Funds is similar. Both Funds’ portfolio managers use a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. In choosing investments for the Total Return Fund, FAV selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions and evaluates business cycles, changes in yield curves and apparent imbalances in values between and within markets, which can impact both income and potential for capital appreciation.
For the Core Plus Fund, FAV uses an active asset allocation strategy by actively purchasing and selling securities and other investments in various market sectors based on the investment manager’s ongoing assessment of changing economic, global market, industry, and issuer conditions. FAV may seek to quickly and efficiently shift the Fund’s exposure among various classes of debt securities, including through derivative instruments and exchange-traded funds, and at any given time, may have substantial amount of exposure to any class of debt or other income-producing investment. FAV will evaluate country risk, business cycles, yield curves, and values between and within markets and uses quantitative tools and models as one aspect of its process.
After the Reorganization former shareholders of the Total Return Fund will have a slightly higher exposure to high yield securities, but otherwise will not experience a change in their exposure to debt securities.
Fundamental Investment Policies. The fundamental investment policies of the Funds regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate, purchasing or selling commodities and issuing senior securities, are identical, while the current fundamental investment policies regarding concentration are worded slightly differently, but Management believes they are materially the same:
	Total Return Fund	Core Plus Fund
Fundamental Investment Policy Regarding Concentrating in One Industry
[The Fund may not:] Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

[The Fund may not:] Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

For more information about the investment goals, strategies and policies of the Funds, please see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Information Statement.
How do the principal investment risks of the Funds compare?
Investments in both Funds involve risks common to most mutual funds. You could lose money by investing in either Fund. The principal risks of the Funds are similar. Both Funds invest primarily in debt securities and are therefore subject to typical debt security risks such as: interest rate, credit, high yield investments, mortgage and asset-backed securities, income, prepayment, extension, floating rate corporate investments, variable rate and liquidity risks. In addition, both Funds are subject to foreign securities and emerging markets risks due to their exposure to investments in foreign countries. The Funds are also subject to specific instrument risks such as collateralized debt obligations, derivative investments and mortgage dollar rolls risks. Finally each Fund is subject to general market risk, management risk and cybersecurity risk.  The chart below lists the risks disclosed for both Funds and the risks disclosed for one Fund but not the other.

Principal Investment Risks Common to Both Funds	Principal Investment Risks Disclosed by the Total Return Fund but not the Core Plus Fund	Principal Investment Risks Disclosed by the Core Plus Fund but not the Total Return Fund
Interest Rate	Investing in Underlying Investment Companies Risk	Focus Risk
Credit		Inflation Risk
High Yield Debt Instruments
Floating Rate Corporate Investments
Mortgage Securities and Asset-Backed Securities
Collateralized Debt Obligations
Derivative Instruments
Income
Foreign (non-U.S.) Securities
Currency Management Strategies
Sovereign Debt Securities
Emerging Markets Countries
Prepayment[1]
Extension[1]
Mortgage Dollar Rolls
Liquidity
Variable Rate Securities
Market
Management
Portfolio Turnover
Cybersecurity
1
Prepayment and Extension risk are embedded in the Core Plus Fund’s Mortgage Securities and Asset-Backed risks.
For more information about the principal risks of the Funds, please see the section “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS - What are the principal investment risks associated with investments in the Funds?”
What are the distribution and purchase procedures of the Funds?
Shares of each Fund are sold on a continuous basis by Distributors. Class A shares of each Fund are generally sold at NAV per share plus a sales charge. The maximum front-end sales charge imposed on purchases of Class A shares of both Funds is 3.75% with reduced charges for purchases of $100,000 or more and no front-end sales charge for purchases of $1 million or more. There is a 1% contingent deferred sales charge (“CDSC”) for purchases of $500,000 or more if the Class A shares are sold within 18 months of purchase. Class C shares are generally subject to a 1% CDSC on shares sold within 12 months. Class R, Class R6 and Advisor Class shares of each Fund are not subject to a sales charge.
Holders of Class A shares of the Total Return Fund will not be assessed a sales charge on their receipt of the Core Plus Fund Class A shares in connection with the Reorganization. No CDSC will be charged to the Total Return Fund shareholders in connection with the exchange of their shares pursuant to the terms of the Reorganization. Additional information and specific instructions explaining how to buy shares of each Fund are outlined in each Fund’s Prospectus, under the heading “Your Account.”

What are the redemption procedures and exchange privileges of the Funds?
Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances. Each Fund’s shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form. Each Fund has the same exchange privileges in that you can exchange shares between most Franklin Templeton Funds within the same class, generally without paying any additional sales charges. Shares of each Fund may be redeemed at their respective NAV per share subject to any applicable CDSC. However, for purchases of $500,000 or more, redemptions of Class A shares of a Fund that were purchased without an initial sales charge generally are subject to a 1% CDSC if redeemed within 18 months of their purchase. Class C shares generally are subject to a 1% CDSC if redeemed within 12 months of their purchase. Class R, Class R6 and Advisor Class shares of each Fund are not subject to a CDSC. Additional information and specific instructions explaining how to redeem and exchange shares of each Fund are outlined in each Fund’s Prospectus, under the heading “Your Account.” Each Fund’s Prospectus also lists under the heading, “Questions,” phone numbers for you to call if you have any questions about your account.
Who manages the Funds?
A board of trustees provides general oversight of the business and affairs of each Fund but is not involved in day-to-day management or securities selection. FAV, One Franklin Parkway, San Mateo, CA 94403-1906, is each Fund’s investment manager. The Total Return Fund and the Core Plus Fund are each an open-end management investment company (commonly called a mutual fund) registered with the SEC. Both operate as diversified funds. FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“Resources”) a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson (former Chairman and Director of Resources) and Rupert H. Johnson, Jr. are the principal shareholders of Resources.
Fund Management Team. Each Fund is managed by its own portfolio management team. The portfolio managers have responsibility for the day-to-day management of the Funds and seek to develop ideas and implement investment strategy for each Fund. The current portfolio managers for each Fund are listed below:
Total Return Fund	Core Plus Fund
Sonal Desai, Ph.D. Patrick Klein, Ph.D. Michael V. Salm Albert Chan, CFA Tina Chou	Sonal Desai, Ph.D. Patrick Klein, Ph.D. Michael V. Salm Albert Chan, CFA Matthew J. Walkup
The current members of the portfolio management team of the Core Plus Fund are expected to continue to manage the Core Plus Fund after the Reorganization. The SAI for the Total Return Fund, dated March 1, 2026, as supplemented to date (the “Total Return Fund SAI”) and the SAI for the Core Plus Fund dated September 1, 2025, as supplemented to date (the “Core Plus Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund. For information on how to obtain a copy of the Total Return Fund SAI and the Core Plus Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”

What are the Funds’ investment management fees?
As shown in the table below, the investment management fee rates of the Total Return Fund are higher than those of the Core Plus Fund at all management fee breakpoints. At the Funds’ respective current asset levels, the effective investment management fee of the Core Plus Fund is lower than the Total Return Fund, and the Total Return Fund’s shareholders will experience a reduction in the overall total gross expense ratio and the same total net expense ratio that applies to their investment when Total Return Fund is reorganized into the Core Plus Fund.
The investment management fee, including breakpoints, under the investment management agreements between the Funds and FAV, are as follows:
For the fiscal year ended April 30, 2026, the Core Plus Fund paid management fees of $6,862,755 ($9,035,652 was earned by FAV and $2,172,897 was waived under the Fund’s fee waiver and/or expense reimbursement). For the fiscal year ended October 31, 2025, the Total Return Fund paid management fees of $10,642,578 ($14,954,117 was earned by FAV and $4,311,539 was waived under the Fund’s fee waiver and/or expense reimbursement). Each Fund has an investment management arrangement that includes both investment management and administrative services, and the agreements are substantially similar. For both Funds, FAV pays Franklin Templeton Services, LLC (“FT Services”), the Fund’s administrator, a fee for administration services provided to the Funds. A discussion regarding the basis for the Board’s approval of the investment management agreement for the Total Return Fund and the Core Plus Fund is available in the Total Return Fund’s most recent Annual Report to Shareholders (for the fiscal year ended October 31, 2025) and will become available in the Core Plus Fund’s Semi-Annual Report to Shareholders (for the six months ended October 31, 2026), respectively.
How do the performance records of the Funds compare?
The below bar chart shows changes in each Fund’s performance from year to year. The average total return figures for Class A, Class C, Class R, Class R6 and Advisor Class shares of the Funds, with and without any applicable sales charges and before (all Classes) and after taxes (Class A Shares only) are shown below along with a broad measure of market performance. The bar chart information is as of December 31, 2025 and the average annual total return figures are as of May 31, 2026. The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Class A Annual Total Returns (Total Return Fund)
Class A Annual Total Returns (Core Plus Fund )

The average total return figures for Class A, Class C, Class R, Class R6 and Advisor Class shares of the Funds, with any applicable sales charges and before taxes, as of May 31, 2026, are shown below.
Average Annual Total Return (as of 05/31/2026)	1 Year	5 Years	10 Years
Total Return Fund – Class A (return before taxes)	1.43%	-0.86%	1.16%
Core Plus Fund – Class A (return before taxes)	1.54%	0.98%	2.41%

Total Return Fund – Class A (return after taxes on distribution)	-0.32%	-2.26%	-0.13%
Core Plus Fund – Class A (return after taxes on distribution)	-0.21%	-0.81%	0.77%

Total Return Fund – Class A (return after taxes on distributions and sale of fund shares)	0.84%	-1.25%	0.32%
Core Plus Fund – Class A (return after taxes on distributions and sale of fund shares)	0.90%	-0.04%	1.12%

Total Return Fund – Class C (return before taxes)	3.88%	-0.49%	1.13%
Core Plus Fund – Class C (return before taxes)	4.06%	1.35%	2.38%

Total Return Fund – Class R (return before taxes)	5.14%	-0.34%	1.29%
Core Plus Fund – Class R (return before taxes)	5.27%	1.51%	2.54%

Total Return Fund – Class R6 (return before taxes)	5.70%	0.24%	1.89%
Core Plus Fund – Class R6 (return before taxes)	5.99%	2.15%	3.19%

Total Return Fund – Advisor Class (return before taxes)	5.60%	0.13%	1.78%
Core Plus Fund – Advisor Class (return before taxes)	5.76%	2.01%	3.05%

Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.13%	0.17%	1.70%

*
The figures in the average annual total returns table above reflect the Class A shares maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A shares in the average annual total returns table would be lower.
The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.
Where can I find more financial and performance information about the Funds?
The Core Plus Fund Prospectus (enclosed), the Total Return Fund Prospectus, the Core Plus Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2026 (enclosed), and the Total Return Fund’s Annual Report for the fiscal year ended October 31, 2025, and Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2026, contain additional financial and performance information about the Funds, including each Fund’s financial performance for the past five years, under the heading “Financial Highlights.” See also Exhibit B - Financial Highlights of the Total Return Fund and Core Plus Fund. These documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”).

What are other key features of the Funds?
Service Providers. The Funds use the same service providers for the following services:
•
Investment Manager. The Funds’ investment manager is FAV, One Franklin Parkway, San Mateo, CA 94403-1906. The investment manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries.
•
Custody Services. JPMorgan Chase Bank (“JPMorgan”), at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the offices of its branches and agencies throughout the world, acts as custodian of the Funds’ assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
•
Transfer Agency Services. Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, FL 33716, is each Fund’s shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.
•
Administrative Services. Franklin Templeton Services, LLC (“FT Services”) has an agreement with the investment manager to provide certain administrative services and facilities for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund’s investment manager and principal underwriter. The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.
•
Sub-Administrative Services. JPMorgan has an agreement with FT Services to provide certain sub-administrative services for the each Fund. The administrative services provided by JPMorgan include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.
•
Securities Lending Agent. The Boards of the Trust and FSS have approved the Funds’ participation in a securities lending program. Under the securities lending program, JPMorgan serves as the Fund’s securities lending agent.
•
Distribution Services. Distributors, One Franklin Parkway, San Mateo, CA 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.
•
Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, CA 94105, is the Funds’ independent registered public accounting firm. The independent registered public accounting firm audits the financial statements included in the Funds’ Annual Report to shareholders.
•
Fund Counsel. Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Funds.
Distribution and Service (12b-1) Fees. The Class A, Class C and Class R shares of each Fund have a distribution or “Rule 12b-1” plan. Under the Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to result in the sale of shares of that class. These expenses may include, among others, service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on expenses attributable to that particular class.
Under the Class A Rule 12b-1 Plan for each Fund, the Fund may pay up to 0.25% per year of the average daily net assets of Class A shares, the entire amount out of which may be paid for services to the shareholders (service fees). Each Fund pays Distributors up to 1% per year of Class C’s average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the each Fund pays Distributors up to 0.50% per year of the class’s average daily net assets. The Class C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C and R shares.
For more information regarding the Funds’ Rule 12b-1 plan, please see “The Underwriter – Distribution and service (12b-1) fees – Class A, C and R plans “ in the Total Return Fund’s SAI and “The Underwriter – Distribution and service (12b-1) fees –Class A, C and R plans” in the Core Plus Fund SAI.
Fiscal Years. The fiscal year end of the Total Return Fund is October 31. The fiscal year end of the Core Plus Fund is April 30.
Dividends and Distributions. Both Funds intend to pay income dividends monthly from net investment income. The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.
Tax. The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund’s Prospectus under the heading “Distributions and Taxes.”
REASONS FOR THE REORGANIZATION
[At a meeting of the Board of the Trust held on May 19, 2026 (the “May Meeting”), FAV and Distributors recommended to the Board that it approve the reorganization of the Total Return Fund with and into the Core Plus Fund. Management recommended the Reorganization because of the substantially similar investment goals, and similar principal investment strategies and risks of the Funds, and the fact that the Reorganization may benefit shareholders of the Total Return Fund by enabling them to be investors in a fund with a larger asset size and long-term prospects for asset growth, lower management fees, lower gross annual fund operating expenses, and higher average annual total returns for the one-, three-, five- and ten-year periods.
At the May Meeting, the Board considered and approved the Reorganization. The Independent Trustees were advised on this matter by independent counsel.
The Board requested and received from FAV written materials containing relevant information about the Total Return Fund, the Core Plus Fund and the Reorganization, including fee and expense information on an actual and future estimated basis, and comparative performance data of the Total Return Fund and the Core Plus Fund.

The Board reviewed detailed information about:  (1) the comparability of the investment goals, strategies, policies, restrictions and investments of the Total Return Fund and the Core Plus Fund; (2) the portfolio management and other service providers of the Funds; (3) the comparative short-term and long-term investment performance of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Reorganization expense ratios of the Core Plus Fund; (5) the relative asset size of each Fund, including the benefits to the Total Return Fund of combining with the Core Plus Fund to create a larger fund; (6) how the costs of the Reorganization will be shared, including FAV’s agreement to pay a portion of the expenses related to the Reorganization; (7) the federal income tax consequences of the Reorganization to each Fund and its shareholders; and (8) the general characteristics of the Funds. The Board also considered the advantages and disadvantages of the Reorganization for both Funds and their shareholders and considered that the Reorganization met the conditions under Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”) to be consummated without the vote of shareholders of a Target Fund or Acquiring Fund.
The Board considered the potential benefits, risks and costs of the Reorganization to shareholders of the Total Return Fund.  In approving the Reorganization, the Boards considered the following factors, among other things:
•
Substantially Similar Investment Goals and Principal Investment Strategies and Risks. The Total Return Fund’s principal investment goal is to provide high current income, consistent with preservation of capital with a secondary goal of capital appreciation over the long term, while the Core Plus Fund’s principal investment goal is to earn a high level of current income with a secondary goal of capital appreciation over the long term.  Each Fund invests primarily in U.S. and foreign government and corporate debt securities, including all types of floating, variable and fixed rate bonds, mortgage-backed and asset-backed securities, floating interest rate corporate loans and derivative instruments that provide exposure to such debt securities.
•
Substantially Similar Asset Allocations and Portfolio Overlap. The Funds’ asset class allocations also are substantially similar.  With the exception of to-be-announced securities and derivatives instruments, which will need to be terminated prior to the Reorganization, all other securities held by the Total Return Fund will be transferred to the Core Plus Fund.
•
Assets. As of March 31, 2026, the Core Plus Fund and the Total Return Fund had substantially similar asset bases ($2.68 billion and $2.88 billion, respectively).
•
Expenses. The gross expense ratio of the Core Plus Fund is, and after the Reorganization is expected to be, slightly less than the Total Return Fund’s gross expense ratio. The Funds have the same expense cap.
•
Investment Performance. The Total Return Fund has underperformed the Core Plus Fund for the one-, three-, five- and ten-year periods ended March 31, 2026 (based on Class A shares).
•
Sales Prospects. For the 12 months ended March 31, 2026, the Core Plus Fund has experienced inflows of approximately $100 million as compared to outflows of $320 million for the Total Return Fund during the same period.
•
Service Providers. The Funds have the same investment manager and similar portfolio management teams. Out of the five portfolio managers of the Total Return Fund, four are current portfolio managers of the Core Plus Fund.  The Core Plus Fund has one additional portfolio manager,

Matthew J. Walkup, that is not currently a portfolio manager of the Total Return Fund.  The other service providers for the Funds are the same.
•
Tax-Free Nature. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.
Based upon its evaluation of the relevant information presented to it, including the information and considerations described above but without identifying any single factor as all-important or controlling, and in light of their fiduciary duties under federal and state law, the Board of the Trust, including all of the Independent Trustees, concluded that participating in the Reorganization is in the best interests of the Total Return Fund and its shareholders and that no dilution of value would result to the shareholders of the Total Return Fund from the Reorganization.]
INFORMATION ABOUT THE REORGANIZATION
This is only a summary of the Plan. You should read the form of the Plan, which is attached as Exhibit A, for more complete information about the Reorganization.
How will the Reorganization be carried out?
The Reorganization will be completed after various conditions are satisfied, including the preparation of certain documents. The officers of the Total Return Fund and the Core Plus Fund will determine a specific date, called the “closing date,” for the actual Reorganization to take place. The Total Return Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Core Plus Fund on the closing date, which is scheduled to occur on or about October 2, 2026 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Funds may mutually agree. The Core Plus Fund will not assume any liabilities of the Total Return Fund, whether accrued or contingent, known or unknown, and the Total Return Fund, will use its reasonable best efforts to discharge all of the known liabilities of the Total Return Fund. In exchange, the Core Plus Fund will issue the Core Plus Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Core Plus Fund by the Trust on behalf of the Total Return Fund. The Total Return Fund, will distribute to its shareholders the Core Plus Fund Shares it receives. Each shareholder of the Total Return Fund will receive the Core Plus Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Total Return Fund. The share transfer books of the Total Return Fund will be permanently closed as of 4:00 p.m., Eastern time, on the Closing Date. The Total Return Fund will accept requests for redemptions only if received in proper form before 4:00 p.m., Eastern time, on the Closing Date. Requests received after that time will be considered requests to redeem the Core Plus Fund Shares. Prior to the Closing Date, the Total Return Fund, will pay or make provision for payment of all of its remaining liabilities, if any. At the closing, each shareholder of record of the Total Return Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the Total Return Fund that such shareholder had on the distribution record date. The Total Return Fund will then terminate its existence, liquidate, and dissolve.
The obligations of the Funds under the Plan are subject to various conditions, including:
•
the Core Plus Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Information Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•
prior to the closing of the Reorganization, the Total Return Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date; and
•
both the Total Return Fund and the Core Plus Fund, shall have received the tax opinion described below that the consummation of the Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Total Return Fund, the Core Plus Fund, or their shareholders.
Both the Total Return Fund and the Core Plus Fund, may terminate or abandon the Plan at any time by (1) mutual consent of the Core Plus Fund and the Total Return Fund ; (2) by the Total Return Fund, if any condition of its obligations set forth in the Plan has not been fulfilled or waived and it reasonably appears that such condition or obligation will not be or cannot be met; and (3) by the Core Plus Fund, if any condition of its obligations set forth in the Plan has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met. If a decision was made to terminate or abandon the Plan, Fund officers would seek approval of their respective Board.
Who will pay the expenses of the Reorganization?
Each Fund will pay 25% of the total cost of the Reorganization and FAV will pay 50% of the total cost. Each of the Total Return Fund and the Core Plus Fund would bear a portion of the cost of the Reorganization, which is estimated to be approximately $68,225 for each Fund (less than 0.01% of each Fund’s net assets). The total amount of the expenses for the Reorganization are estimated to be approximately $272,900 and will be allocated in the foregoing manner whether or not the Reorganization is consummated.
What should I know about the Core Plus Fund Shares?
There are no differences in the legal characteristics of the Core Plus Fund Shares that will be distributed to the Total Return Fund shareholders with respect to such matters as voting rights, assessability, conversion rights, and transferability.
What are the capitalizations of the Funds and what might the Core Plus Fund’s capitalization be after the Reorganization?
The following table sets forth, as of June 30, 2026, the capitalizations of the Total Return Fund and the Core Plus Fund. The table also shows the projected capitalization of the Core Plus Fund as adjusted to give effect to the Reorganization. The capitalization of the Core Plus Fund and its classes is likely to be different when the Reorganization is actually consummated.

	Total Return Fund (Unaudited)	Core Plus Fund (Unaudited)	Pro Forma Adjustments to Capitalization[1] (Unaudited)	Combined Core Plus Fund Pro Forma[2] (Unaudited)
Net assets (all classes)	$2,712,790,188	$2,838,417,803	$(136,450)	$5,551,344,441
Total shares outstanding (all classes)	$326,063,430	$341,681,116	644,310	668,388,856

Class A net assets	$2,226,326,020	$2,031,685,946	$(104,826)	$4,258,116,792
Class A shares outstanding	267,903,751	244,669,295	328,300	$512,901,346
Class A NAV per share	$8.31	$8.30		$8.30

Class C net assets	$16,155,396	$44,103,348	$(1,466)	$60,260,210
Class C shares outstanding	1,961,046	5,303,431	(19,292)	$7,245,185
Class C NAV per share	$8.24	$8.32		$8.32

Class R net assets	$7,375,630	$33,606,828	$(993)	$40,983,451
Class R shares outstanding	891,482	4,069,280	1,451	$4,962,213
Class R NAV per share	$8.27	$8.26		$8.26

Class R6 net assets	$361,880,484	$360,177,861	$(17,758)	$722,076,103
Class R6 shares outstanding	43,222,133	43,292,874	273,117	$86,788,124
Class R6 NAV per share	$8.37	$8.32		$8.32

Advisor Class net assets	$101,052,658	$368,843,820	$(11,407)	$469,907,885
Advisor Class shares outstanding	12,085,018	44,346,236	60,734	$56,491,988
Advisor Class NAV per share	$8.36	$8.32		$8.32
1. Adjustments reflect the costs of the Reorganization incurred by the Funds, except portfolio transaction costs.
2. Numbers are projected after the Reorganization. The number of shares outstanding include adjustments related to the issuance of shares resulting from the Reorganization.
At the closing of the Reorganization, shareholders of the Total Return Fund will receive the Core Plus Fund Shares based on the relative NAVs per share of the Funds as of 4:00 p.m., Eastern time, on the Closing Date.
COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS
This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies. Certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares. Unless otherwise noted, the investment policies and strategies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of the Core Plus Fund Fund’s investment policies, strategies and risks, you should read the Core Plus Fund

Prospectus, which accompanies this Prospectus/Information Statement, and the Core Plus Fund SAI, which is available upon request.
How do the investment goals and strategies of the Funds compare?
Substantially Similar Investment Goals.
The Total Return Fund seeks to provide high current income, consistent with preservation of capital, with a secondary goal of capital appreciation over the long term while the Core Plus Fund seeks to earn a high level of current income with a secondary goal of capital appreciation over the long term. Although the wording of the investment goals differ slightly, Management believes these goals are not materially different and are substantively identical.
Principal Investment Strategies.
Both Funds portfolio managers use a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. Each Fund invests primarily in debt securities (including derivative investments that provide exposure to debt securities). Investments in debt securities include U.S. and foreign government debt and agency securities, corporate debt securities that are floating, fixed or variable rate, mortgage- and asset-backed securities including adjustable-rate mortgage-backed securities (ARMS), collateralized mortgage obligations (CMOs), mortgage loans, agency and private credit risk transfer securities, and mortgage dollar rolls. The main differences between the Funds are: (i) the Core Plus Fund, under normal market conditions, has a requirement to invest at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds, while the Total Return Fund states that it will invest primarily in debt securities with no specific percentage requirement (although the Total Return Fund has held more than 80% of is net assets in debt securities over the last ten years); and (ii) the Core Plus Fund has a slightly higher allocation to high yield securities than the Total Return Bond Fund and a higher allocation to U.S. Treasury securities than the Total Return Fund, while the Total Return Fund has a slightly higher allocation to municipal bond securities. The following chart compares the principal investment strategies of the Funds.
The fundamental investment policies of the Funds regarding borrowing money, acting as underwriter, making loans, issuing senior securities, purchasing or selling real estate and purchasing or selling commodities are identical and the Funds’ fundamental policies regarding concentration are substantially the same and not materially different. A detailed comparison of the concentration policies is found under the section below titled “What are the significant differences between the investment goals, strategies, and policies of the Funds?”
	Total Return Fund	Core Plus Fund
Primary Investments
Under normal market conditions, the Fund invests primarily in debt securities, which may be represented by derivative investments that provide exposure to debt securities such as futures, options and swap agreements.
Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds.
Debt Securities
The Fund’s principal investment strategies state that the Fund invests in debt securities that include U.S. and foreign government debt and agency securities and corporate debt securities that are floating, fixed or

The Fund’s principal investment strategies state that the Fund invests in debt securities that include U.S. and foreign government debt and agency securities and corporate debt securities that are floating, fixed or

	Total Return Fund	Core Plus Fund

variable rate. The Fund may invest in mortgage- and asset-backed securities including adjustable-rate mortgage-backed securities (ARMS), agency and non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), including CMO floaters and interest only CMOs (IOs), mortgage loans, agency and private credit risk transfer securities, reperforming loans, whole mortgage loans and mortgage dollar rolls. These securities may be on a delayed delivery or to be announced basis. The Fund may also invest in corporate loans (including loan participations), collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs), municipal securities, U.S. Treasury securities and inflation-indexed securities issued by the U.S. Treasury and other investment companies and ETFs.

variable rate. The Fund may invest in mortgage- and asset-backed securities including adjustable-rate mortgage-backed securities (ARMS), collateralized mortgage obligations (CMOs), mortgage loans, agency and private credit risk transfer securities and mortgage dollar rolls. These securities may be on a delayed delivery or to be announced basis. The Fund may also invest in corporate loans (including loan participations), collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs), inflation-indexed securities issued by the U.S. Treasury and other investment companies and ETFs.

Credit Quality
The Fund also may invest up to 20% of its total assets in non-investment grade securities, including up to 5% in securities rated lower than B- by S&P or Moody’s, which may include defaulted securities. Excluding derivatives, the Fund invests no more than 33% of its total assets in non-investment grade debt securities, including no more than 5% in securities rated lower than B- by S&P or Moody’s, which may include defaulted securities.
The Fund may invest up to 30% of its assets in below investment grade securities.
Foreign Investments
The Fund may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.
The Fund’s foreign exposure as of March 31, 2026 was 11.82%.

The Fund may invest in foreign securities including emerging market securities. There is no limit listed in its disclosure documents. The Fund’s foreign exposure as of March 31, 2026 was 10.61%.
Duration	No specific duration targeted, but the Fund’s effective duration as of March 31, 2026 was 5.77 years.
The Fund targets an estimated average portfolio duration, under normal market conditions, of within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg US Aggregate Index. As of July 31, 2025, the average portfolio duration of the Bloomberg US Aggregate Index was 6.03 years. The Fund’s effective duration as of March 31, 2026 was 5.74 years.

Derivatives	The derivatives in which the Fund regularly enters into include: currency-related derivatives, including currency and cross	The derivatives in which the Fund regularly enters into include: currency-related derivatives, including currency and cross

Total Return Fund	Core Plus Fund

currency forwards, currency swaps, currency and currency index futures contracts, and currency options; and interest rate and credit-related derivatives, including interest rate, credit default (including credit default swap index tranches) and fixed income total return swaps, interest rate and/or bond futures contracts and options thereon and options on exchange-traded funds and interest rate and credit default swap indices.

currency forwards, currency swaps, currency and currency index futures contracts, and currency options; and interest rate and credit-related derivatives, including interest rate, credit default and fixed income total return swaps and interest rate and/or bond futures contracts (including U.S. Treasury futures contracts) and options thereon.

Portfolio Selection Process
FAV’s portfolio selection process for the Funds is similar. Both Funds’ portfolio managers use a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. In choosing investments for the Total Return Fund, FAV selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions and evaluates business cycles, changes in yield curves and apparent imbalances in values between and within markets, which can impact both income and potential for capital appreciation.
For the Core Plus Fund, FAV uses an active asset allocation strategy by actively purchasing and selling securities and other investments in various market sectors based on the investment manager’s ongoing assessment of changing economic, global market, industry, and issuer conditions. FAV may seek to quickly and efficiently shift the Fund’s exposure among various classes of debt securities, including through derivative instruments and exchange-traded funds, and at any given time, may have substantial amount of exposure to any class of debt or other income-producing investment. FAV will evaluate country risk, business cycles, yield curves, and values between and within markets and uses quantitative tools and models as one aspect of its process.
As a result of the differences noted above, former shareholders of the Total Return Fund will have slightly increased exposure to high yield debt instruments but will ultimately be invested in a Fund that is substantially similar to the Fund in which they are currently invested.
How do the fundamental investment policies of the Funds differ?
The fundamental investment policies of the Funds regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate, purchasing or selling commodities and issuing senior securities, are identical, while the current fundamental investment policies regarding concentration is worded differently, but is not materially different. The concentration policy for each Fund is set forth below.
	Total Return Fund	Core Plus Fund
Fundamental Investment Policy regarding concentrating in one industry
[The Fund may not:] Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

[The Fund may not:] Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities

Total Return Fund	Core Plus Fund
or securities of other investment companies).
Portfolio Composition. The following table provides general information regarding each Fund’s sector exposure, credit quality, weighted average maturity and duration, and number of holdings as well as what they would be on a pro forma basis assuming completion of the Reorganization.
	Total Return Fund as of March 31, 2026 (unaudited)	Core Plus Fund as of March 31, 2026 (unaudited)	Pro Forma Combined Core Plus Fund (unaudited)
Sector Exposure
Investment Grade Corporates	45.14%	35.55%	40.52%
Agency Mortgage-Backed Securities	33.16%	33.69%	33.42%
Interest Rate Derivatives	11.59%	11.59%	11.59%
U.S. Treasuries	10.83%	14.96%	12.82%
Collateralized Loan Obligations	8.89%	5.80%	7.40%
Commercial Mortgage-Backed Securities	6.45%	6.40%	6.43%
Residential Mortgage-Backed Securities	5.74%	6.24%	5.98%
High Yield Corporates	5.21%	6.27%	5.72%
Non-Local Currency Emerging Market Bonds	2.73%	2.62%	2.68%
Municipal Bonds	2.49%	0.98%	1.76%
Bank Loans	1.49%	1.53%	1.51%
Asset Backed Securities	0.74%	0.71%	0.73%
U.S. Agency	0.26%	0.23%	0.25%
Non-U.S. Developed Bonds	0.12%	0.11%	0.12%
Other	0.11%	0.04%	0.08%
Marketplace Loans	0.07%	0.10%	0.08%
Local Currency Emerging Market Bonds	0.05%	0.04%	0.05%
Cash & Cash Equivalents	-19.21%	-13.03%	--

Credit Quality
AAA	14.14%	10.59%	12.43%
AA	47.92%	52.26%	50.01%
A	16.49%	10.86%	13.78%
BBB	29.97%	24.52%	27.35%
BB	9.03%	6.74%	7.93%
B	2.46%	5.81%	4.07%
CCC	0.23%	0.33%	0.28%
Not Rated	4.23%	4.14%	4.19%

Weighted Average Maturity Life and Effective Duration (Years)
Average Weighted Maturity	8.49 Years	12.74 Years	10.54
Effective Duration	5.77 Years	5.74 Years	5.76

	Total Return Fund as of March 31, 2026 (unaudited)	Core Plus Fund as of March 31, 2026 (unaudited)	Pro Forma Combined Core Plus Fund (unaudited)
Number of Portfolio Holdings	1,025	925	1,950
After the Reorganization, it is not expected that the asset allocation in the Core Plus Fund’s portfolio on a combined basis will be materially different from immediately prior to the Reorganization. It should be noted that some portfolio realignment will prior to the Reorganization by selling certain derivatives and to-be-announced securities. FAV currently estimates that approximately 56% of the Total Return Fund’s portfolio assets will be sold in connection with the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover.
What are the principal investment risks associated with investments in the Funds?
Like all investments, an investment in a Fund involves risk. There is no assurance that any mutual fund will meet its investment goals. The achievement of the Funds’ investment goals depends upon market conditions generally, and on the investment manager’s analytical and portfolio management skills. For more information about the principal investment risks associated with investments in the Funds, see each Fund’s Prospectus under the heading “Fund Summary - Principal Risks” and each Fund’s SAI under the heading “Goals, Strategies and Risks.”
Below are the principal investment risks of each Fund. Unless noted otherwise, the principal investment risk applies to both Funds.
Principal Investment Risks Common to Both Funds:
Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.
Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
High-Yield Debt Instruments: Issuers of lower-rated or “high-yield” debt instruments (also known as “junk bonds”) and lower-rated or high yield loans are not as strong financially as those issuing higher credit quality debt instruments. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt instruments generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt instruments generally fluctuate more than those of higher credit quality. High-yield debt instruments are generally more illiquid (harder to sell) and harder to value.
Floating Rate Corporate Investments: Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.
Mortgage Securities and Asset-Backed Securities : Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity and duration of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.
Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.
Collateralized Debt Obligations (CDOs): The risks of an investment in a CDO, a type of asset backed security, and which includes CLOs, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO’s collateral manager. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment. These risks are amplified in tranches of CDOs that are subordinate to other tranches.
Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.
Income: The Fund’s distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Foreign Securities (non-U.S.): Investing in foreign securities typically involves different risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.
Currency Management Strategies: Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Sovereign Debt Securities: Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.
Emerging Market Countries: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.
Prepayment: Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
Extension: Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
Mortgage Dollar Rolls: In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future repurchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund’s portfolio; and, it increases the Fund’s sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the portfolio turnover rate for the Fund.
Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.
Variable Rate Securities: Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Portfolio Turnover: Active and frequent trading may increase a shareholder’s tax liability and the Fund’s transaction costs, which could detract from Fund performance.
Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, the sub-advisor, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing redeeming or exchanging or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the investment manager or the subadvisor. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, the subadvisor, and their service providers are subject to the risk of cyber incidents occurring from time to time.
Additional Principal Investment Risks Disclosed by the Total Return Fund :
Investing in Underlying Investment Companies: To the extent the Fund invests in underlying investment companies, including ETFs, the Fund’s performance is related to the performance of the underlying investment companies held by it. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies and such investments may be more costly than if the Fund had owned the underlying securities directly. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.
Additional Principal Investment Risks Disclosed by the Core Plus Fund :
Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
Inflation: The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION
The following is a general summary of the material U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. The principal federal income tax consequences that are expected to result from the Reorganization are as follows:
•
no gain or loss will be recognized by the Total Return Fund or the shareholders of the Total Return Fund as a direct result of the Reorganization;
•
no gain or loss will be recognized by the Core Plus Fund as a direct result of the Reorganization;

•
the basis of the assets of the Total Return Fund received by the Core Plus Fund will be the same as the basis of these assets in the hands of the Total Return Fund immediately before the Reorganization;
•
the holding period of the assets of the Total Return Fund received by the Core Plus Fund will include the period during which such assets were held by the Total Return Fund ;
•
the aggregate tax basis of the shares of the Core Plus Fund to be received by a shareholder of the Total Return Fund as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Total Return Fund ; and
•
the holding period of the shares of the Core Plus Fund received by a shareholder of the Total Return Fund as part of the Reorganization will include the period that a shareholder held the shares of the Total Return Fund (provided that such shares of the Total Return Fund are capital assets in the hands of such shareholder as of the closing).
Neither of the Funds has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Total Return Fund and the Core Plus Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Total Return Fund, the Core Plus Fund, or any Total Return Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganization. See “INFORMATION ABOUT THE FUNDS.”
Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Total Return Fund would recognize gain or loss on the transfer of its assets to the Core Plus Fund, and each shareholder of the Total Return Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Total Return Fund shares and the fair market value of the shares of the Core Plus Fund it received.
Final Dividend or Other Distributions. Prior to the closing of the Reorganization, the Total Return Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date.
Repositioning of the Total Return Fund’s Portfolio Assets. Management currently estimates that approximately 56% of the Total Return Fund’s portfolio assets, including all to-be-announced securities and derivative instruments, will be disposed of in connection with the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. Such dispositions may depend in part on market conditions. In addition, certain securities may need to be disposed of that do not meet the prospectus allowances for the Core Plus Fund. Such dispositions, depending upon how they are executed, may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders. The amount of any capital gains that may be realized and distributed to shareholders will depend upon a variety of factors, including the Total Return Fund’s net unrealized appreciation in the value of its portfolio assets and the manner in which the portfolio is repositioned. Additionally, if the sale of such portfolio assets occurs after the closing of the Reorganization, the ability of the combined Core Plus Fund to fully use the Total Return Fund’s capital loss carryovers as of the closing, if any, to offset the resulting capital gain may be limited as described below, which may result in shareholders of the Core Plus Fund receiving a greater amount of capital gain distributions than they would have received had the Reorganization not occurred. Reorganization costs also may be incurred due to the repositioning of the portfolio. Management, at this time, estimates that these portfolio transaction costs will be approximately $241,000; however, this estimate is subject to change.
General Limitation on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization as expected, the Core Plus Fund will succeed to the capital loss carryovers, if any, of the Total Return Fund upon the closing of the Reorganization for federal income tax purposes. The capital loss carryovers of both Funds will be available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes and applied against the capital loss carryforwards of the smaller Fund; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Total Return Fund that may be used by the Core Plus Fund (including to offset any “built-in gains” of the Total Return Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Core Plus Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.
The aggregate capital loss carryovers of the Total Return Fund and the approximate annual limitation on the use by the Core Plus Fund post-closing of the smaller Fund’s capital loss carryovers following the Reorganization are below. The annual limitation is based on the long-term tax-exempt rate for ownership changes as of April 2026 of 3.58%.
	Total Return Fund as of October 31, 2025	Core Plus Fund as of October 31, 2025
Aggregate capital loss carryovers	($716,920,735)	($1,034,575,903)
Unrealized appreciation on a tax basis (depreciation)	($82,219,939)	($70,614,370)
Net asset value	$3,019,829,808	$2,558,163,345
Annual limitation	$108,109,907	$91,582,248
Appreciation in Value of Investments. Shareholders of the Total Return Fund will receive a proportionate share of any taxable income and gains realized by the Core Plus Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Core Plus Fund. As a result, shareholders of the Total Return Fund may receive a greater amount of taxable distributions than they would have if the Reorganization had not occurred. In addition, if the Core Plus Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Total Return Fund, shareholders of the Total Return Fund, post-closing, may receive greater amounts of taxable gains as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.
At October 31, 2025, the Total Return Fund had unrealized depreciation and the Core Plus Fund had unrealized depreciation. The unrealized depreciation in value of investments as a percentage of its NAV at October 31, 2025, was 2.72% for the Total Return Fund. The unrealized depreciation in value of investments as a percentage of its NAV at October 31, 2025, was 2.76% for the Core Plus Fund.
You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.
INFORMATION ABOUT THE FUNDS
Information about each Fund is included in such Fund’s Prospectus. The Core Plus Fund’s Prospectus and the Total Return Fund’s Prospectus are both incorporated by reference into and are considered a part of this Prospectus/Information Statement. The Core Plus Fund Prospectus also accompanies this Prospectus/Information Statement. Additional information about the Funds is included in each Fund’s SAI. The Core Plus Fund SAI and the Total Return Fund SAI are incorporated into the Core Plus Fund Prospectus and the Total Return Fund Prospectus, respectively, and into the SAI dated August 31, 2026 relating to this Prospectus/Information Statement, each of which has been filed with the SEC. The SAI relating to this Prospectus/Information Statement is incorporated by reference and considered part of this Prospectus/Information Statement. Information about the Total Return Fund is also included in the Fund’s Annual Report to Shareholders (for the fiscal year ended October 31, 2025) and Semi-Annual Report to Shareholders (for the six months ended April 30, 2026), and for the Core Plus Fund in the Fund’s Annual Report to Shareholders (for the fiscal year ended April 30, 2026), as well as on the Funds’ website at franklintempleton.com.
You may request a free copy of each Fund’s Prospectus, SAI, Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Information Statement, and other information by calling (800) DIAL-BEN/342-5236 or by writing to a Fund at One Franklin Parkway, San Mateo, CA 94403-1906.
The Total Return Fund and the Core Plus Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. This information is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
FURTHER INFORMATION ABOUT THE FUNDS
The following is a discussion of the organization of the Funds. More detailed information about each Fund’s current structure is contained in each Fund’s SAI.
Comparison of Capital Structure. Both the Funds are open-end management investment companies, commonly called mutual funds. The Trust was originally organized as a Massachusetts business trust on December 22, 1986, was reorganized effective March 1, 2008, as a Delaware statutory trust and is registered with the SEC and is validly existing under the laws of the State of Delaware. FSS was organized as a Delaware statutory trust on January 25, 1991, and is registered with the SEC and is validly existing under the laws of the State of Delaware.

The authorized number of shares of each Fund is unlimited, each without par value, and each Fund may issue fractional shares. Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. The Total Return Fund and the Core Plus Fund shareholders have no appraisal rights.
Comparison of Voting Rights. Shares of each class of a Fund represent proportionate interests in such Fund’s assets. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by class by state or federal law. Shares of each class of the Total Return Fund have the same voting and other rights and preferences as the other classes of the Fund for matters that affect the Fund as a whole, and shares of each class of the Core Plus Fund have the same voting and other rights and preferences as the other classes of the Fund for matters that affect the Fund as a whole. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting rights in the election of trustees, and this gives holders of more than 50% of the shares of the Funds, voting the ability to elect all of the members of the applicable Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the applicable Board.
Proposals Subject to Shareholder Approval. The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental. In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by the Funds’ Agreement and Declaration of Trust, respectively (each a “Trust Instrument” and collectively, the “Trust Instruments”). For example, the Trust Instruments and bylaws give shareholders the power to vote only on: (i) such matters required by the Trust Instruments, the bylaws, the 1940 Act, other applicable law and any registration statement filed with the SEC, the registration of which is effective; and (ii) such other matters as the Board may consider necessary or desirable.
Quorum and Vote Required. Quorum for a shareholders’ meeting of each Fund is generally forty percent (40%) of the shares entitled to vote which are present in person or by proxy. Under both Trust Instruments, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.
Setting a Record Date. Each of the Trust’s and FSS’s Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board. The minimum number of days is 10 and the maximum number of days is 120 for both Funds. A determination of shareholders of record entitled to notice of or to vote at a shareholders’ meeting applies to any adjournment of the meeting; provided, however, that the Board may fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than one hundred and eighty (180) days from the record date set for the original meeting.
Legal Structures. Mutual funds formed under the Delaware Statutory Trust Act (the “DSTA”), such as the Funds, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments. Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses. For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders. In addition, a Fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.
Limited Liability for Shareholders. Under the DSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.
Boards of Trustees. Pursuant to the DSTA and the Trust Instruments, the responsibility for the general oversight of each Fund is vested in its Board, which, among other things, is empowered by the Trust Instruments to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in the management of the Funds. Pursuant to the Trust Instruments, no Trustee shall be liable for any act or omission or any conduct whatsoever in his or her capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
Inspection Rights. Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.
Dissenters’ rights. Shareholders of both Funds do not have the right to dissent and obtain payment of the fair value of their shares because the Trust Instrument provides that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Trust.
PRINCIPAL HOLDERS OF SHARES
As of June 30, 2026, the officers and trustees of the Total Return Fund, as a group, owned of record and beneficially less than 1% of the outstanding shares of the other classes of the Total Return Fund and the officers and trustees of the Core Plus Fund, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Core Plus Fund.
From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of the Funds, no person owned (beneficially or of record) 5% or more of the outstanding shares of any class of either Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Information Statement. Upon completion of the Reorganization, it is not expected that those persons disclosed in Exhibit C as owning 5% or more of the Total Return Fund’s outstanding Class A, Class C, Class R, Class R6 or Advisor Class shares will own in excess of 5% of the then outstanding shares of such classes of the Core Plus Fund upon completion of the Reorganization.
SHAREHOLDER PROPOSALS
Neither the Total Return Fund nor the Core Plus Fund is required to hold, and neither intends to hold, regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of the Total Return Fund or Core Plus Fund for the next meeting of shareholders (if any) should send a written proposal to the Franklin Templeton’s offices at One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the applicable Fund and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal securities laws, state law, and other governing instruments.
Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a proxy statement or presented at the meeting.

By Order of the Board of Trustees of Franklin Investors Securities Trust on behalf of the Franklin Total Return Fund,
Navid J. Tofigh,
Vice President and Secretary

August 31, 2026

GLOSSARY
Useful Terms and Definitions
1940 Act - The Investment Company Act of 1940, as amended.
1940 Act Majority Vote - The affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Total Return Fund, or (ii) 67% or more of the outstanding shares of the Total Return Fund present or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Total Return Fund are present or represented by proxy.
CDSC - Contingent deferred sales charge.
Distributors - Franklin Distributors, LLC, One Franklin Parkway, San Mateo, California 94403-1906, the principal underwriter for the Funds.
FT Services - Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Franklin Resources, Inc. and is an affiliate to each Fund’s investment manager and principal underwriter, and the Core Plus Fund’s sub-advisor.
JPMorgan - JPMorgan Chase Bank, N.A., the Funds’ custodian and sub-administrator.
Independent Trustees - The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.
IRS - U.S. Internal Revenue Service.
Net Asset Value (NAV) - The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.
Plan - The Agreement and Plan of Reorganization adopted by the Total Return Fund and the Core Plus Fund.
SAI - Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.
SEC - U.S. Securities and Exchange Commission.
FAV – Franklin Advisers, Inc., the investment manager for the Funds.
Reorganization - The transaction contemplated by the Plan.
U.S. - The United States of America.

EXHIBITS TO THE PROSPECTUS/INFORMATION STATEMENT

Exhibit

A.	Form of Agreement and Plan of Reorganization

B.	Financial Highlights of the Total Return Fund and Core Plus Fund

C.	Principal Holders of Securities

EXHIBIT A
Form of Agreement and Plan of Reorganization
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this [___] day of May, 2026 by and between Franklin Strategic Series (“FSS”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin Core Plus Bond Fund (the “Acquiring Fund”), and Franklin Investors Securities Trust (“FIST”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin Total Return Fund (the “Target Fund”). Franklin Advisers, Inc. (“FAV”), a California corporation and investment manager to the Acquiring Fund and the Target Fund, joins this Plan solely for purposes of Section 7.
PLAN OF REORGANIZATION
The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for full and fractional Class A, Class C, Class R, Class R6 and Advisor Class shares of beneficial interest, with no par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of Class A, Class C, Class R, Class R6 and Advisor Class shares of beneficial interest, with no par value, of the Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the Target Fund, in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.
This Plan is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
AGREEMENT
In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:
1.
Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund.
(a)
Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by FSS, on behalf of the Acquiring Fund, of the number of Acquiring Fund Shares hereinafter provided, FIST, on behalf of the Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to FSS, on behalf of the Acquiring Fund, all of the Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization in accordance with Section 7 of the Plan, (including, but not limited to, fees of counsel and accountants, and expenses of the Target Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gain distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of FIST, on behalf of the Target Fund, shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books (such assets hereinafter “Net Assets”). The Acquiring Fund shall not assume any liability of the Target Fund, whether accrued or contingent, known or unknown, and FIST, on behalf of the Target Fund, shall use its reasonable best efforts to discharge all of the known liabilities of the Target Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.
(b)
Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, FSS, on behalf of the Acquiring Fund, agrees at the Closing to deliver to FIST, on behalf of the Target Fund, the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each of Class A, Class C, Class R, Class R6 and Advisor Class shares of the Target Fund by the net asset value per share of each of Class A, Class C, Class R, Class R6 and Advisor Class shares of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C, and Class R shares, respectively, of the Target Fund as of 4:00 p.m., Eastern time on the Closing Date. The Acquiring Fund Shares delivered to FIST, on behalf of the Target Fund, at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.
(c)
Immediately following the Closing, FIST, on behalf of the Target Fund, shall distribute FSS, on behalf of the Acquiring Fund, Shares received by FIST, on behalf of the Target Fund, pursuant to this Section 1 pro rata to the Target Fund’s shareholders of record, based upon their respective holdings of the Target Fund, as of the close of business on the Closing Date. Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Target Fund Shares shall be entitled to surrender the same to the transfer agent for the Acquiring Fund in exchange for the number of Acquiring Fund Shares of the same class into which the Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Target Fund Shares shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which the Target Fund Shares (which prior to the Closing were represented thereby) have been converted. Certificates for the Acquiring Fund Shares shall not be issued. After the distribution, the Target Fund shall be dissolved.
(d)
At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.
(e)
All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.

2.
Valuation.
(a)
The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of 4:00 p.m., Eastern time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”). The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectus of the Acquiring Fund and the Target Fund, as amended or supplemented, except that the net asset value per share of the Target Fund shall be carried to the fourth decimal place.
(b)
In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value per share of the Acquiring Fund Shares or Target Fund Shares or the value of the Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.
(c)
All computations of value regarding the net asset value per share of the Acquiring Fund Shares and Target Fund Shares and the value of the Target Fund’s Net Assets shall be made by the administrator to the Acquiring Fund and Target Fund.
3.
Closing and Closing Date.
The Closing shall take place at the offices of FSS at 4:00 p.m., Eastern time, on October 2, 2026, or such other date as the officers of the FSS and FIST may mutually agree (the “Closing Date”). FIST, on behalf of the Target Fund, shall have provided for delivery as of the Closing those Net Assets to be transferred to the account of the Acquiring Fund’s custodian, JP Morgan Chase Bank, 270 Park Avenue, New York, New York 10017. FIST, on behalf of the Target Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 4:00 p.m., Eastern time, on the Closing Date. The FSS, on behalf of the Acquiring Fund, shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the officers of FIST, on behalf of the Target Fund, may reasonably request.
4.
Representations and Warranties.
4.1.
FSS, on behalf of the Acquiring Fund, represents and warrants that:
(a)
FSS was organized as a Delaware statutory trust effective January 25, 1991. FSS is validly existing under the laws of the State of Delaware. FSS, on behalf of the Acquiring Fund, is duly registered under the 1940 Act as an open-end management investment company and the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b)
FSS, on behalf of the Acquiring Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund, each outstanding share of which is, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan will be, fully paid, nonassessable, and has or will have full voting rights. The Acquiring Fund currently is divided into five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class shares of beneficial interest, of which Class A, Class C, Class R, Class R6 and Advisor Class represents Acquiring Fund Shares.
(c)
FSS, on behalf of the Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FSS, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.
(d)
The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2026, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Acquiring Fund as of their respective dates and the results of the Acquiring Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.
(e)
The books and records of FSS, on behalf of the Acquiring Fund, accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.
(f)
FSS has elected the Acquiring Fund to be treated as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code. The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. FSS, on behalf of the Acquiring Fund, has qualified as a RIC for each taxable year since its inception, and intends to continue to qualify as a RIC after the Closing Date. The Acquiring Fund has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date.
(g)
FSS, on behalf of the Acquiring Fund, is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(h)
FSS, on behalf of the Acquiring Fund, does not have any unamortized or unpaid organizational fees or expenses.
(i)
FSS, on behalf of the Acquiring Fund, does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(j)
There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(k)
The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), and any prospectus or statement of additional information of FSS, on behalf of the Acquiring Fund,  contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein.
(l)
Since [_________], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of its business.
(m)
On the Closing Date, all material Tax Returns (as defined below) of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
(n)
All information to be furnished by FSS, on behalf of the Acquiring Fund, for use in preparing any registration statement, prospectus, information statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.
(o)
No shareholder of the Acquiring Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.
(p)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FSS, on behalf of the Acquiring Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.
(q)
There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against FSS, on behalf of the Acquiring Fund. FSS, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.
(r)
The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of FSS’ Board of Trustees.
4.2.
FIST, on behalf of the Target Fund, represents and warrants that:
(a)
The Target Fund is a series of FIST, which was originally organized as a Massachusetts business trust on December 22, 1986, and was reorganized effective March 1, 2008, as a Delaware statutory trust and is validly existing under the laws of the State of Delaware. FIST is duly registered under the 1940 Act as an open-end management investment company and the Target Fund’s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b)
FIST is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Target Fund, each outstanding share of which is fully paid, nonassessable, and has full voting rights. FIST currently issues one series of shares, the Target Fund. The Target Fund currently is divided into five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class shares of beneficial interest, of which each class represents Target Fund Shares.
(c)
FIST, on behalf of the Target Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FIST, on behalf of the Target Fund, of the transactions contemplated by the Plan. The Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.
(d)
The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2025, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Target Fund as of their respective dates and the results of the Target Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.
(e)
The books and records of the Target Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Target Fund.
(f)
FIST has elected to treat the Target Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. The Target Fund is a “fund” as defined in Section 851(g)(2) of the Code. The Target Fund has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. Consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(g)
The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(h)
The Target Fund does not have any unamortized or unpaid organizational fees or expenses.
(i)
The Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(j)
There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(k)
The Registration Statement, and any prospectus or statement of additional information of the Target Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective date of the Registration Statement and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.
(l)
Since [________], there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of its business.
(m)
On the Closing Date, all material Tax Returns of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To FIST’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
(n)
All information to be furnished by FIST, on behalf of the Target Fund, for use in preparing any registration statement, prospectus, information statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.
(o)
As of the Closing Date, the Target Fund will not have outstanding any warrants, option, convertible securities, or any other types of rights pursuant to which any person could acquire shares of the Target Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(p)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FIST, on behalf of the Target Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.
(q)
There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against FIST. FIST, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Target Fund’s business or its ability to consummate the transactions herein contemplated.
(r)
The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of FIST’s Board of Trustees, subject to approval of the Target Fund’s shareholders.
(s)
At the Closing, FIST, on behalf of the Target Fund, will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(t)
FIST, on behalf of the Target Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
5.
Covenants of FSS, on behalf of the Acquiring Fund, and Covenants of FIST, on behalf of the Target Fund.
5.1.
FSS, on behalf of the Acquiring Fund:
(a)
Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement (i) shall have complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective and at the Closing Date, the combined prospectus/information statement and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.
(b)
Shall have sent to each shareholder of record of the Target Fund, in sufficient time to comply with requirements as to notice thereof, a combined prospectus/information statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(c) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Information Statement”).
Covenants to operate the Acquiring Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(d)
Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan. 5.2. FIST, on behalf of the Target Fund: (a) Shall provide the Acquiring Fund with information reasonably necessary for the preparation and distribution of the Prospectus/Information Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act. (b) Covenants to operate the Target Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes. (c) Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan. (d) Shall file, by the Closing Date, all of the Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Tax Returns shall have either been paid, or adequate liability reserves shall have been provided for the payment of such Taxes.
(e)
Shall provide at the Closing: (1) A statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund. (2) A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FIST, with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund as a result of the transfer of assets that are the subject of this Plan (the “Target Fund Shareholder Documentation”). (3) A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing. (4) If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.
(f)
As promptly as practicable, but in any case within sixty days after the date of Closing, FIST, on behalf of the Target Fund, shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.
(g)
Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Target Fund’s shareholders.
(h)
Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.
5.3.
The Acquiring Fund and FIST, on behalf of the Target Fund, intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The Acquiring Fund and FIST, on behalf of the Target Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
6.
Conditions Precedent to be Fulfilled by the Acquiring Fund and by FIST, on behalf of the Target Fund.
The consummation of the Plan hereunder shall be subject to the following respective conditions:
(a)
That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.
(b)
That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.
(c)
FIST, on behalf of the Target Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid) and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
(d)
That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.
(e)
That there shall be delivered to FIST, on behalf of the Target Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
(1)
The Acquiring Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware;
(2)
The Acquiring Fund is an open-end management investment company registered as such under the 1940 Act;
(3)
The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Acquiring Fund;

(4)
The Plan is the legal, valid and binding obligation of the Acquiring Fund and is enforceable against the Acquiring Fund in accordance with its terms;
(5)
The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value; and
(6)
Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Fund.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.
(f)
That there shall be delivered to the Acquiring Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to FIST, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
(1)
The Target Fund is a series of FIST and that FIST is a validly existing statutory trust in good standing under the laws of the State of Delaware;
(2)
FIST is an open-end management investment company registered as such under the 1940 Act;
(3)
The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FIST, on behalf of the Target Fund; and
(4)
The Plan is the legal, valid and binding obligation of FIST, on behalf of the Target Fund, and is enforceable against FIST, on behalf of the Target Fund, in accordance with its terms.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of FIST, on behalf of the Target Fund, with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FIST, on behalf of the Target Fund.
(g)
That there shall be delivered to the Acquiring Fund and FIST an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund and FIST, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Acquiring Fund and FIST with regard to matters of fact:
(1)
The acquisition by the Acquiring Fund of substantially all the assets of the Target Fund, as provided for in the Plan, in exchange solely for the Acquiring Fund Shares followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;
(2)
No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares under

Sections 361(a) and 357(a) of the Code, except for (A) any gain or loss recognized on (1) 'Section 1256 contracts' as defined in Section 1256(b) of the Code or (2) stock in a 'passive foreign investment company' as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of a Target Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;
(3)
No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares under Section 1032(a) of the Code;
(4)
No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares to its shareholders in complete liquidation of the Target Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code;
(5)
The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;
(6)
The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund under Section 1223(2) of the Code;
(7)
No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares in the Target Fund solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled) under Section 354(a) of the Code;
(8)
The tax basis of the Acquiring Fund Shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will be the same as the tax basis of the Target Fund Shares exchanged therefor under Section 358(a)(1) of the Code;
(9)
The holding period of the Acquiring Fund Shares received by shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the effective date of the Reorganization under Section 1223(1) of the Code; and
(10)
The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund, or any Shareholder of the Target Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
(h)
That the Acquiring Fund’s Prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)
That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.
(j)
FIST, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Tax Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).
7.
Expenses.
The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Fund will pay 25% of the costs of the Reorganization. FAV, the investment manager for each Fund, will pay 50% of the costs of the Reorganization.
8. Termination; Postponement; Waiver; Order.
(a)
Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund) to the Closing, or the Closing may be postponed:
(1)
by mutual consent of the Acquiring Fund and FIST, on behalf of the Target Fund;
(2)
by FIST, on behalf of the Target Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or
(3)
by the Acquiring Fund if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.
(b)
If the transactions contemplated by the Plan have not been consummated by [___________], the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of the Acquiring Fund and FIST.
(c)
In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Acquiring Fund, FIST, the Target Fund, nor their trustees, officers, or agents or the shareholders of the Target or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.
(d)
At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Acquiring Fund or FIST, on behalf of the Target Fund, if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to such Fund’s shareholders.
(e)
The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Acquiring Fund, FIST, nor any of their respective officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.
(f)
If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of FIST, on behalf of the Target Fund, or the Acquiring Fund to be acceptable, such term or condition shall be binding as if it were a part of the Plan.
9.
Cooperation and Exchange of Information; Reporting Responsibility.
(a)
The Acquiring Fund and the Target Fund will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.
(b)
Any reporting responsibility of FIST, on behalf of the Target Fund, is and shall remain the responsibility of FIST, up to and including the Closing Date, and such later date on which the Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.
(c)
After the Closing Date, FIST, on behalf of the Target Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by FIST with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
10.
Liability of the Target Fund and the Acquiring Fund.
(a)
FIST, on behalf of the Target Fund, acknowledges and agrees that all obligations of the Acquiring Fund under the Plan with respect to the Acquiring Fund are binding only with respect to that Fund; shall be discharged only out of the assets of the Acquiring Fund; that no other series of the Acquiring Fund shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither FIST nor the Target Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund, or any of them.
(b)
The Acquiring Fund, acknowledges and agrees that all obligations of FIST under the Plan with respect to the Target Fund are binding only with respect to that Fund; shall be discharged only out of the assets of the Target Fund; that no other series of FIST shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that the Acquiring Fund shall not seek satisfaction of any such obligation or liability from the shareholders of FIST or the Target Fund, the trustees, officers, employees or agents of FIST, or any of them.
11.
Entire Agreement and Amendments.
The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.
12.
Counterparts.
The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.
13.
Governing Law.
The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.
14.
Notices.
Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund, at Franklin Strategic Series, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, or the Target Fund, at Franklin Investors Securities Trust, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, as the case may be.
15.
Headings.
The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

IN WITNESS WHEREOF, the Acquiring Fund and FIST, on behalf of the Target Fund, have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN STRATEGIC SERIES, on behalf of FRANKLIN CORE PLUS BOND FUND

By:
Name:
Title:

FRANKLIN INVESTORS SECURITIES TRUST, on behalf of FRANKLIN TOTAL RETURN FUND

By:
Name:
Title:

With respect to Section 7 of the Plan only: FRANKLIN ADVISERS, INC.

By:
Name:
Title:

Exhibit B
Financial Highlights of the Total Return Fund and the Core Plus Fund
The Financial Highlights present the Total Return Fund’s financial performance for the past five fiscal years ended October 31, 2025 and the six-month period ended April 30, 2026, and the Core Plus Fund’s financial performance for the past five fiscal years ended April 30, 2026. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of dividends and capital gains. Except for the six-month period ended April 30, 2026 for the Total Return Fund, this information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in each Fund’s Annual Report, which is available upon request.

Total Return Fund
Financial Highlights

		Year Ended October 31,
	Six Months Ended April 30, 2026 (unaudited)	2025	2024	2023	2022	2021*
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.44	$8.30	$7.77	$7.94	$9.98	$10.04
Income from investment operationsa
Net investment incomeb	0.171	0.332	0.310	0.288	0.229	0.176
Net realized and unrealized gains (losses)	(0.124)	0.153	0.536	(0.186)	(2.006)	0.036
Total from investment operations	0.047	0.485	0.846	0.102	(1.777)	0.212
Less distributions from:
Net investment income	(0.177)	(0.345)	(0.316)	(0.272)	(0.260)	(0.272)
Tax return of capital	—	—	—	—	(0.003)	—
Total distributions	(0.177)	(0.345)	(0.316)	(0.272)	(0.263)	(0.272)
Net asset value, end of period	$8.31	$8.44	$8.30	$7.77	$7.94	$9.98
Total returnc	0.55%	5.98%	10.99%	1.14%	(18.06)%	2.12%
Ratios to average net assetsd
Expenses before waiver and payments by affiliates	0.91%	0.92%	0.92%	0.94%	0.92%	0.89%
Expenses net of waiver and payments by affiliates	0.72%	0.77%	0.83%	0.83%e	0.82%e	0.83%
Net investment income	4.11%	4.00%	3.75%	3.50%	2.52%	1.75%
Supplemental data
Net assets, end of period (000’s)	$2,273,969	$2,403,057	$2,523,536	$2,494,183	$2,716,548	$3,876,156
Portfolio turnover rate	154.60%	234.19%	204.24%f	127.45%	197.26%	184.44%f
Portfolio turnover rate excluding mortgage dollar rollsg	79.77%	87.23%	100.79%f	81.72%	105.09%	59.70%f

*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Benefit of expense reduction rounds to less than 0.01%.
f Excludes the value of portfolio activity as a result of in-kind transactions.
g See Note 1(g) regarding mortgage dollar rolls.

Total Return Fund
Financial Highlights

		Year Ended October 31,
	Six Months Ended April 30, 2026 (unaudited)	2025	2024	2023	2022	2021*
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.37	$8.22	$7.71	$7.88	$9.90	$9.97
Income from investment operationsa
Net investment incomeb	0.155	0.299	0.277	0.256	0.193	0.137
Net realized and unrealized gains (losses)	(0.124)	0.163	0.517	(0.186)	(1.985)	0.025
Total from investment operations	0.031	0.462	0.794	0.070	(1.792)	0.162
Less distributions from:
Net investment income	(0.161)	(0.312)	(0.284)	(0.240)	(0.225)	(0.232)
Tax return of capital	—	—	—	—	(0.003)	—
Total distributions	(0.161)	(0.312)	(0.284)	(0.240)	(0.228)	(0.232)
Net asset value, end of period	$8.24	$8.37	$8.22	$7.71	$7.88	$9.90
Total returnc	0.36%	5.74%	10.36%	0.75%	(18.33)%	1.63%
Ratios to average net assetsd
Expenses before waiver and payments by affiliates	1.32%	1.32%	1.33%	1.35%	1.32%	1.30%
Expenses net of waiver and payments by affiliates	1.12%	1.18%	1.23%	1.23%e	1.23%e	1.24%
Net investment income	3.74%	3.63%	3.38%	3.12%	2.14%	1.37%
Supplemental data
Net assets, end of period (000’s).	$16,810	$19,633	$24,832	$30,819	$91,669	$141,309
Portfolio turnover rate	154.60%	234.19%	204.24%f	127.45%	197.26%	184.44%f
Portfolio turnover rate excluding mortgage dollar rollsg	79.77%	87.23%	100.79%f	81.72%	105.09%	59.70%f

*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Benefit of expense reduction rounds to less than 0.01%.
f Excludes the value of portfolio activity as a result of in-kind transactions.
g See Note 1(g) regarding mortgage dollar rolls.

Total Return Fund
Financial Highlights

		Year Ended October 31,
	Six Months Ended April 30, 2026 (unaudited)	2025	2024	2023	2022	2021*
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.41	$8.26	$7.74	$7.90	$9.94	$10.00
Income from investment operationsa:
Net investment incomeb	0.161	0.312	0.289	0.268	0.206	0.152
Net realized and unrealized gains (losses)	(0.124)	0.163	0.527	(0.176)	(2.005)	0.035
Total from investment operations	0.037	0.475	0.816	0.092	(1.799)	0.187
Less distributions from:
Net investment income	(0.167)	(0.325)	(0.296)	(0.252)	(0.238)	(0.247)
Tax return of capital	—	—	—	—	(0.003)	—
Total distributions	(0.167)	(0.325)	(0.296)	(0.252)	(0.241)	(0.247)
Net asset value, end of period	$8.28	$8.41	$8.26	$7.74	$7.90	$9.94
Total returnc	0.43%	5.87%	10.62%	1.03%	(18.34)%	1.87%
Ratios to average net assetsd
Expenses before waiver and payments by affiliates	1.17%	1.17%	1.18%	1.19%	1.17%	1.14%
Expenses net of waiver and payments by affiliates	0.97%	1.02%	1.08%	1.08%e	1.08%e	1.09%
Net investment income	3.88%	3.78%	3.52%	3.27%	2.29%	1.52%
Supplemental data
Net assets, end of period (000’s)	$7,279	$7,497	$7,596	$7,336	$8,827	$12,623
Portfolio turnover rate	154.60%	234.19%	204.24%f	127.45%	197.26%	184.44%f
Portfolio turnover rate excluding mortgage dollar rollsg	79.77%	87.23%	100.79%f	81.72%	105.09%	59.70%f

*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Benefit of expense reduction rounds to less than 0.01%.
f Excludes the value of portfolio activity as a result of in-kind transactions.
g See Note 1(g) regarding mortgage dollar rolls.

Total Return Fund
Financial Highlights

		Year Ended October 31,
	Six Months Ended April 30, 2026 (unaudited)	2025	2024	2023	2022	2021*
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.50	$8.36	$7.83	$8.00	$10.05	$10.11
Income from investment operationsa:
Net investment incomeb	0.186	0.362	0.340	0.318	0.263	0.213
Net realized and unrealized gains (losses)	(0.125)	0.153	0.536	(0.186)	(2.017)	0.035
Total from investment operations	0.061	0.515	0.876	0.132	(1.754)	0.248
Less distributions from:
Net investment income	(0.191)	(0.375)	(0.346)	(0.302)	(0.293)	(0.308)
Tax return of capital	—	—	—	—	(0.003)	—
Total distributions	(0.191)	(0.375)	(0.346)	(0.302)	(0.296)	(0.308)
Net asset value, end of period	$8.37	$8.50	$8.36	$7.83	$8.00	$10.05
Total returnc	0.60%	6.44%	11.30%	1.50%	(17.74)%	2.47%
Ratios to average net assetsd
Expenses before waiver and payments by affiliates	0.55%	0.55%	0.57%	0.58%	0.56%	0.52%
Expenses net of waiver and payments by affiliates	0.37%	0.41%	0.47%	0.47%e	0.44%e	0.46%
Net investment income	4.43%	4.33%	4.08%	3.84%	2.89%	2.10%
Supplemental data
Net assets, end of period (000’s)	$372,344	$387,279	$396,341	$390,582	$434,834	$601,624
Portfolio turnover rate	154.60%	234.19%	204.24%f	127.45%	197.26%	184.44%f
Portfolio turnover rate excluding mortgage dollar rollsg	79.77%	87.23%	100.79%f	81.72%	105.09%	59.70%f

*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Benefit of expense reduction rounds to less than 0.01%.
f Excludes the value of portfolio activity as a result of in-kind transactions.
g See Note 1(g) regarding mortgage dollar rolls.

		Year Ended October 31,
	Six Months Ended April 30, 2026 (unaudited)	2025	2024	2023	2022	2021*
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.50	$8.35	$7.82	$7.99	$10.04	$10.10
Income from investment operationsa:
Net investment incomeb	0.182	0.353	0.331	0.309	0.251	0.202
Net realized and unrealized gains (losses)	(0.135)	0.163	0.536	(0.186)	(2.015)	0.035
Total from investment operations	0.047	0.516	0.867	0.123	(1.764)	0.237
Less distributions from:
Net investment income	(0.187)	(0.366)	(0.337)	(0.293)	(0.283)	(0.297)
Tax return of capital	—	—	—	—	(0.003)	—
Total distributions	(0.187)	(0.366)	(0.337)	(0.293)	(0.286)	(0.297)
Net asset value, end of period	$8.36	$8.50	$8.35	$7.82	$7.99	$10.04
Total returnc	0.55%	6.33%	11.19%	1.39%	(17.86)%	2.36%
Ratios to average net assetsd
Expenses before waiver and payments by affiliates	0.66%	0.66%	0.67%	0.69%	0.66%	0.64%
Expenses net of waiver and payments by affiliates	0.47%	0.52%	0.58%	0.58%e	0.57%e	0.58%
Net investment income	4.33%	4.23%	3.99%	3.73%	2.76%	2.00%
Supplemental data
Net assets, end of period (000’s)	$194,295	$202,363	$201,353	$156,009	$175,044	$232,016
Portfolio turnover rate	154.60%	234.19%	204.24%f	127.45%	197.26%	184.44%f
Portfolio turnover rate excluding mortgage dollar rollsg	79.77%	87.23%	100.79%f	81.72%	105.09%	59.70%f

*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Benefit of expense reduction rounds to less than 0.01%.
f Excludes the value of portfolio activity as a result of in-kind transactions.
g See Note 1(g) regarding mortgage dollar rolls.

Core Plus Fund
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$8.27	$8.10	$8.23	$8.55	$9.44
Income from investment operationsa:
Net investment incomeb	0.37	0.38	0.37	0.36	0.29
Net realized and unrealized gains (losses)	0.02	0.18	(0.12)	(0.31)	(0.84)
Total from investment operations	0.39	0.56	0.25	0.05	(0.55)
Less distributions from:
Net investment income	(0.36)	(0.39)	(0.38)	(0.37)	(0.34)
Net asset value, end of year	$8.30	$8.27	$8.10	$8.23	$8.55
Total returnc	4.78%	6.98%	3.12%	0.73%	(6.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.80%	0.90%	0.94%	0.94%	0.90%
Expenses net of waiver and payments by affiliates	0.71%	0.85%	0.91%d	0.89%d	0.84%d
Net investment income	4.44%	4.64%	4.55%	4.34%	3.11%
Supplemental data
Net assets, end of year (000’s)	$2,044,094	$1,989,034	$2,079,060	$2,285,374	$2,609,533
Portfolio turnover rate	349.54%	156.08%	65.73%e	69.77%	52.98%
Portfolio turnover rate excluding mortgage dollar rolls	156.76%f	84.71%f	55.51%e,f	69.77%	41.46%f

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d Benefit of expense reduction rounds to less than 0.01%.
e Excludes the value of portfolio activity as a result of in-kind transactions.
f See Note 1(f) regarding mortgage dollar rolls.

Core Plus Fund
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$8.28	$8.11	$8.23	$8.55	$9.44
Income from investment operationsa:
Net investment incomeb	0.34	0.35	0.34	0.32	0.25
Net realized and unrealized gains (losses)	0.02	0.17	(0.12)	(0.30)	(0.84)
Total from investment operations	0.36	0.52	0.22	0.02	(0.59)
Less distributions from:
Net investment income	(0.33)	(0.35)	(0.34)	(0.34)	(0.30)
Net asset value, end of year	$8.31	$8.28	$8.11	$8.23	$8.55
Total returnc	4.35%	6.53%	2.80%	0.30%	(6.48)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.20%	1.30%	1.34%	1.34%	1.29%
Expenses net of waiver and payments by affiliates	1.11%	1.26%	1.31%d	1.29%d	1.24%d
Net investment income	4.03%	4.24%	4.14%	3.92%	2.70%
Supplemental data
Net assets, end of year (000’s)	$45,168	$49,796	$64,894	$100,037	$171,374
Portfolio turnover rate	349.54%	156.08%	65.73%e	69.77%	52.98%
Portfolio turnover rate excluding mortgage dollar rolls	156.76%f	84.71%f	55.51%e,f	69.77%	41.46%f

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d Benefit of expense reduction rounds to less than 0.01%.
e Excludes the value of portfolio activity as a result of in-kind transactions.
f See Note 1(f) regarding mortgage dollar rolls.

Core Plus Fund
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$8.23	$8.06	$8.19	$8.51	$9.40
Income from investment operationsa:
Net investment incomeb	0.35	0.36	0.35	0.33	0.27
Net realized and unrealized gains (losses)	0.02	0.18	(0.12)	(0.30)	(0.85)
Total from investment operations	0.37	0.54	0.23	0.03	(0.58)
Less distributions from:
Net investment income	(0.34)	(0.37)	(0.36)	(0.35)	(0.31)
Net asset value, end of year	$8.26	$8.23	$8.06	$8.19	$8.51
Total return	4.67%	6.62%	2.87%	0.48%	(6.33)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	1.05%	1.15%	1.19%	1.19%	1.15%
Expenses net of waiver and payments by affiliates	0.96%	1.10%	1.16%c	1.14%c	1.09%c
Net investment income	4.19%	4.39%	4.30%	4.09%	2.86%
Supplemental data
Net assets, end of year (000’s)	$33,525	$34,949	$36,034	$40,939	$48,447
Portfolio turnover rate	349.54%	156.08%	65.73%d	69.77%	52.98%
Portfolio turnover rate excluding mortgage dollar rolls	156.76%e	84.71%e	55.51%d,e	69.77%	41.46%e

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Benefit of expense reduction rounds to less than 0.01%.
d Excludes the value of portfolio activity as a result of in-kind transactions.
e See Note 1(f) regarding mortgage dollar rolls.

Core Plus Fund
Financial Highlights
Class R6

	Year Ended April 30,
	2026	2025	2024	2023	2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$8.28	$8.11	$8.24	$8.56	$9.45
Income from investment operationsa:
Net investment incomeb	0.40	0.41	0.40	0.39	0.32
Net realized and unrealized gains (losses)	0.03	0.18	(0.12)	(0.31)	(0.84)
Total from investment operations	0.43	0.59	0.28	0.08	(0.52)
Less distributions from:
Net investment income	(0.39)	(0.42)	(0.41)	(0.40)	(0.37)
Net asset value, end of year	$8.32	$8.28	$8.11	$8.24	$8.56
Total return	5.27%	7.35%	3.49%	1.12%	(5.72)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.45%	0.56%	0.58%	0.58%	0.55%
Expenses net of waiver and payments by affiliates	0.36%	0.50%	0.55%c	0.51%c	0.48%c
Net investment income	4.79%	4.99%	4.92%	4.73%	3.47%
Supplemental data
Net assets, end of year (000’s)	$282,964	$130,729	$133,098	$132,950	$136,184
Portfolio turnover rate	349.54%	156.08%	65.73%d	69.77%	52.98%
Portfolio turnover rate excluding mortgage dollar rolls	156.76%e	84.71%e	55.51%d,e	69.77%	41.46%e

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Benefit of expense reduction rounds to less than 0.01%.
d Excludes the value of portfolio activity as a result of in-kind transactions.
e See Note 1(f) regarding mortgage dollar rolls.

Core Plus Fund
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$8.28	$8.11	$8.24	$8.56	$9.45
Income from investment operationsa:
Net investment incomeb	0.39	0.41	0.39	0.38	0.31
Net realized and unrealized gains (losses)	0.02	0.17	(0.12)	(0.31)	(0.84)
Total from investment operations	0.41	0.58	0.27	0.07	(0.53)
Less distributions from:
Net investment income	(0.38)	(0.41)	(0.40)	(0.39)	(0.36)
Net asset value, end of year	$8.31	$8.28	$8.11	$8.24	$8.56
Total return	5.04%	7.24%	3.37%	0.98%	(5.83)%
Ratios to average net assets
Expenses before waiver and payments by affiliates	0.55%	0.65%	0.69%	0.69%	0.65%
Expenses net of waiver and payments by affiliates	0.46%	0.60%	0.66%c	0.64%c	0.59%c
Net investment income	4.68%	4.89%	4.80%	4.59%	3.36%
Supplemental data
Net assets, end of year (000’s)	$341,568	$263,738	$272,301	$311,142	$390,465
Portfolio turnover rate	349.54%	156.08%	65.73%d	69.77%	52.98%
Portfolio turnover rate excluding mortgage dollar rolls	156.76%e	84.71%e	55.51%d,e	69.77%	41.46%e

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Benefit of expense reduction rounds to less than 0.01%.
d Excludes the value of portfolio activity as a result of in-kind transactions.
e See Note 1(f) regarding mortgage dollar rolls.

Exhibit C
Principal Holders of Securities
As of June 30, 2026
Franklin Total Return Fund
Name and Address	Share Class	Percentage (%)
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 631313710	Class A	73.89
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 073990001	Advisor Class	23.32
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 337161102		16.43
LPL FINANCIAL A C 1000-0005 OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 921213091		16.39
NATIONAL FINANCIAL SERVICES LLC FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 4TH FLR 499 WASHINGTON BLVD JERSEY CITY NJ 073101995		15.43
LPL FINANCIAL A C 1000-0005 OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 921213091	Class C	12.53
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 073990001		10.37
NATIONAL FINANCIAL SERVICES LLC FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS		7.54
1

ATTN MUTUAL FUND DEPARTMENT 4TH FLR 499 WASHINGTON BLVD JERSEY CITY NJ 073101995
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 631313710		7.40
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 941051905		7.13
WFCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 631032523		5.96
HARTFORD LIFE INSURANCE CO SEPERATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 061042999	Class R	29.09
MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC ASPIRE- INVESTLINK 717 17TH STREET SUITE 1300 DENVER CO 80202		16.60
MASSACHUSETTS MUTUAL LIFE INS CO MIP M200-INVST 1295 STATE ST SPRINGFIELD MA 011110001		13.40
MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC FRANKLIN TEMPLETON OMNIBUS 403BS 717 17TH ST STE 1300 DENVER CO 802023304		13.03
EMPOWER TRUST COMPANY LLC FBO PLANPREMIER RTMT PLANS OMNIBUS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 801115002		6.50
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS	Class R6	95.79
2

12555 MANCHESTER RD SAINT LOUIS MO 631313710

Franklin Core Plus Bond Fund
Name and Address	Share Class	Percentage (%)
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 631313710	Class A	28.11
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 921213091		8.89
NATIONAL FINANCIAL SERVICES LLC FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 4TH FLR 499 WASHINGTON BLVD JERSEY CITY NJ 073101995		8.27
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 073990001		7.21
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 921213091	Advisor Class	19.60
FIRST COMMUNITY TRUST NA 3385 HILLCREST RD STE 100 DUBUQUE IA 52002		16.10
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 100041901		12.33
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 337161102		9.80
NATIONAL FINANCIAL SERVICES LLC
3

FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 4TH FLR 499 WASHINGTON BLVD JERSEY CITY NJ 073101995		6.97
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 073990001		6.53
CHARLES SCHWAB & CO WRAP ACCOUNT 211 MAIN ST SAN FRANCISCO CA 941051905		5.97
MERRILL LYNCH PIERCE FENNER & SMITH FOR SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E JACKSONVILLE FL 322466484		5.68
LPL FINANCIAL FBO CUSTOMER ACCOUNTS OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 921213091	Class C	11.31
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 073990001		8.82
WFCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 631032523		8.61
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BEN OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 100041901		8.59
NATIONAL FINANCIAL SERVICES LLC FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 4TH FLR 499 WASHINGTON BLVD JERSEY CITY NJ 073101995		8.20
RAYMOND JAMES HOUSE ACCT FIRM 92500015
4

ATTN MUTUAL FUND RECONCILIATION 14G 880 CARILLON PKWY ST PETERSBURG FL 337161102
HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 061042999	Class R	26.48
STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 021112901		16.17
EMPOWER TRUST COMPANY LLC FBO PLANPREMIER RTMT PLANS OMNIBUS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 801115002		9.33
MASSACHUSETTS MUTUAL LIFE INS CO MIP M200-INVST 1295 STATE ST SPRINGFIELD MA 011110001		7.63
MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC ASPIRE- INVESTLINK 717 17TH STREET SUITE 1300 DENVER CO 80202		5.88
EDWARD JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 631313710	Class R6	73.14
MERRILL LYNCH PIERCE FENNER & SMITH FOR SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E JACKSONVILLE FL 322466484		8.69
NATIONAL FINANCIAL SERVICES LLC FBO EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 4TH FLR 499 WASHINGTON BLVD JERSEY CITY NJ 073101995		6.94

5

PART B
STATEMENT OF ADDITIONAL INFORMATION
FOR
FRANKLIN CORE PLUS BOND FUND
Dated August 31, 2026
Acquisition of Substantially All of the Assets of:
FRANKLIN TOTAL RETURN FUND
By and in exchange for shares of
FRANKLIN CORE PLUS BOND FUND
This Statement of Additional Information (“SAI”) relates specifically to the acquisition of substantially all of the assets of Franklin Total Return Fund series (the “Total Return Fund”) of Franklin Investors Securities Trust (the “Trust”) by and in exchange for Class A, Class C, Class R, Class R6 and Advisor Class shares of Franklin Core Plus Bond Fund series (the “Core Plus Fund,” and together with the Total Return Fund, the “Funds”) of Franklin Strategic Series (“FSS”).
This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated August 31, 2026 relating to the above-referenced transaction. You can request a copy of the Prospectus/Information Statement by calling (800) DIAL BEN®/(800) 342-5236) or by writing to Franklin Templeton, One Franklin Parkway, San Mateo, CA 94403-1906.

1

Page
General Information	2
Supplemental Financial Information	2
Incorporation of Documents by Reference into the SAI	3

General Information
This SAI relates specifically to the reorganization of the Total Return Fund into the Core Plus Fund. The Agreement and Plan of Reorganization (the “Plan”) for the reorganization provides for: (i) the acquisition of substantially all of the assets of the Total Return Fund by the Core Plus Fund in exchange solely for shares of the Core Plus Fund, (ii) the issuance of shares of the Core Plus Fund to the Total Return Fund and the pro rata distribution of such shares to the shareholders of the Total Return Fund, and (iii) the complete liquidation and dissolution of the Total Return Fund (the “Reorganization”). Additional information regarding the Reorganization is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI. Further information about the Core Plus Fund is contained in the Core Plus Fund’s Statement of Additional Information dated September 1, 2025, SEC Accession No. 0001741773-25-003017 (File No. 33-39088), which is incorporated herein by reference.
Supplemental Financial Information
The Core Plus Fund will be the accounting and performance survivor following the Reorganization. Additionally, there are no material differences in accounting, valuation and tax policies of the Total Return Fund as compared to those of the Core Plus Fund.
A table showing the fees and expenses of the Core Plus Fund and the Total Return Fund and the fees and expenses of the Core Plus Fund on a pro forma basis after giving effect to the Reorganization is included in the section titled “Annual Operating Expense Table For Class A, Class C, Class R, Class R6 and Advisor Class Shares of the Funds and Projected Expenses After the Reorganization” of the Prospectus/Information Statement.
The Reorganization will not result in a material change to the Total Return Fund’s investment portfolio due to the investment restrictions of the Core Plus Fund. As a result, a schedule of investments of the Total Return Fund modified to show the effects of the change is not required and is not included. Franklin Advisers, Ins. (“FAV” or “Management”) currently estimates that approximately 56% of the Total Return Fund’s portfolio assets, including all to-be-announced securities and derivative instruments, will be disposed of in connection with the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. Such dispositions may depend in part on market conditions. In addition, certain securities may need to be disposed of that do not meet the prospectus allowances for the Core Plus Fund. Management anticipates that any securities sold in connection with a portfolio repositioning will be disposed of partly by the Total Return Fund pre-Reorganization.
2

Incorporation of Documents by Reference into the SAI
1.
Statement of Additional Information of the Core Plus Fund, dated September 1, 2025, as supplemented to date (previously filed on EDGAR, Accession No. 0001741773-25-003017) (Securities Act No. 033-39088).
2.
Statement of Additional Information of the Total Return Fund, dated March 1, 2026, as supplemented to date (previously filed on EDGAR, Accession No. 0001655589-26-000150) (Securities Act No. 333-11444).
3.
Annual Report of the Core Plus Fund for the fiscal year ended April 30, 2026 (previously filed on EDGAR, Accession No. 0001133228-26-009575) (Securities Act No. 033-39088). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.
4.
Annual Report of the Total Return Fund for the fiscal year ended October 31, 2025 (previously filed on EDGAR, Accession No. 0001133228-25-014132) (Securities Act No. 333-11444). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.
5.
Semi-Annual Report of the Total Return Fund for semi-annual period ended April 30, 2026 (previously filed on EDGAR, Accession No. 0001133228-26-009714) (Securities Act No. 333-11444). Only the unaudited financial statements included in the Semi-Annual Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

3

FRANKLIN STRATEGIC SERIES

PART C

Other Information

Item 15. Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

1

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 11(a), 14(a) and 16(a).

(1)	Copies of the charter of the registrant as now in effect;

(a)
Amended and Restated Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated May 18, 2018
Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: June 3, 2019

(2)	Copies of the existing bylaws or corresponding instruments of the registrant;

(a)
Third Amended and Restated By-Laws of Franklin Strategic Series, a Delaware Statutory Trust effective as of May 18, 2018
Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: June 3, 2019

(b)
Certificate of the By-Laws of Franklin Strategic Series dated January 17, 2019
Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: June 3, 2019

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement contained in this Registration Statement.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the registrant;

	(a)	Amended and Restated Agreement and Declaration of Trust
(1) Article III, Shares
(2) Article V, Shareholders’ Voting Powers and Meetings
(3) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(4) Articles VIII, Certain Transactions – Section 4
(5) Articles X, Miscellaneous – Section 4

	(b)	Amended and Restated By-Laws
2

(1) Article II, Meetings of Shareholders
(2) Article VI, Records and Reports – Section 1, 2 and 3
(3) Article VII, General Matters: - Sections 3, 4, 6 and 7
(4) Articles VIII, Amendment – Section 1

(6)	Copies of all investment advisory contracts relating to the management of the assets of the registrant;

(a)
Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Core Plus Bond Fund (Formerly, Franklin Strategic Income Fund) and Franklin Advisers, Inc., dated December 29, 2017
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2019

(b)
Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated December 29, 2017
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2019

(c)
Amended and Restated Investment Management Agreement Between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin Advisers, Inc., dated May 1, 2013
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 28, 2013

(d)
Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Advisers, Inc., dated December 29, 2017
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2019

(e)
Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated December 29, 2017
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2019

3

(f)
Investment Management Agreement between the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H and Franklin Advisers, Inc. dated June 1, 2019
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2019

(g)
Amendment to the Investment Management Agreement dated April 7, 2020, on behalf of each Fund of Franklin Strategic Series listed in Schedule A and Franklin Advisers, Inc.
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2021

(h)
Investment Management Agreement between the Registrant, on behalf of Franklin Templeton SMACS, Series C and CP and Franklin Advisers, Inc. dated June 20, 2025
Filing: Post-Effective Amendment No. 157 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: June 16, 2025

(i)
Amendment to Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Core Plus Bond Fund (Formerly, Franklin Strategic Income Fund) and Franklin Advisers, Inc., dated May 8, 2025
Filing: Post-Effective Amendment No. 158 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2025

(7)	Copies of each underwriting or distribution contract between the registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Distribution Agreement dated July 7, 2021 between Registrant on behalf of Funds listed in Attachment A and Franklin Distributors, LLC
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(b)
Distribution Agreement dated July 7, 2021 between Registrant on behalf of Franklin Templeton SMACS, Series E, Series I, Series CH, Series H and Franklin Distributors, LLC
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(c)
Form of Selling Agreements between Franklin Distributors, LLC and Securities Dealers dated July 7, 2021
Filing: Post-Effective Amendment No. 149 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: December 27, 2022

4

(d)
Distribution Agreement dated June 18, 2025 between Registrant on behalf of Franklin Templeton SMACS, Series C and Series CP and Franklin Distributors, LLC
Filing: Post-Effective Amendment No. 158 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2025

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration;

(a)
Custody Agreement between the Registrant on behalf of Franklin Core Plus Bond Fund (Formerly, Franklin Strategic Income Fund) and Millennium Trust Company, LLC.
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: December 27, 2019

(b)
Global Custody Agreement between the Registrant and JPMorgan Chase Bank dated March 1, 2020
Filing: Post-Effective Amendment No. 151 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2023

(c)
Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase Bank dated July 15, 2020
Filing: Post-Effective Amendment No. 151 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2023

(d)
Second Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated March 12, 2021
Filing: Post-Effective Amendment No. 151 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2023

(e)
Third Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated August 11, 2021
Filing: Post-Effective Amendment No. 151 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2023

5

(f)
Fourth Joinder to Global Custody Agreement dated February 15, 2023, between the Registrant and JPMorgan Chase effective March 31, 2023
Filing: Post-Effective Amendment No. 151 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2023

(g)
Tenth Joinder to Global Custody Agreement between JP Morgan Chase Bank, N.A, and the Registrant effective June 20, 2025
Filing: Post-Effective Amendment No. 160 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: April 27, 2026

(h)
Fifteenth Joinder to Global Custody Agreement between JP Morgan Chase Bank, N.A, and the Registrant dated April 1, 2026
Filing: Post-Effective Amendment No. 160 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: April 27, 2026

(10)
Copies of any plan entered into by registrant pursuant to Rule l2b-1 under the Investment Company Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the Investment Company Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the registrant’s directors describing any action taken to revoke the plan;

(a)
Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(b)
Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Core Plus Bond Fund (Formerly, Franklin Strategic Income Fund), and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(c)
Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

6

(d)
Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(e)
Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Opportunities Fund, and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(f)
Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(g)
Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Core Plus Bond Fund (Formerly, Franklin Strategic Income Fund) and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(h)
Amended and Restated Class C Distribution Plan between the Registrant, on behalf of Franklin Growth Opportunities Fund, Franklin Natural Resources Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(i)
Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Core Plus Bond Fund (Formerly, Franklin Strategic Income Fund), and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

7

(j)
Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(k)
Amended Multiple Class Plan for Franklin Natural Resources Fund dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(l)
Amended Multiple Class Plan for Franklin Small Cap Growth Fund dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(m)
Amended Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(n)
Amended Multiple Class Plan for Franklin Biotechnology Discovery Fund dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(o)
Amended Multiple Class Plan for Franklin Core Plus Bond Fund (Formerly, Franklin Strategic Income Fund) dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(p)
Amended Multiple Class Plan for Franklin Growth Opportunities Fund dated July 7, 2021
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

	(a)	Legal Opinion dated July 22, 2026, filed herewith

8

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by amendment

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, Franklin Core Plus Bond Fund (Formerly, Franklin Strategic Income Fund) and Franklin Natural Resources Fund
Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 27, 2015

(b)
Subcontract for Fund Administrative Services dated May 1, 2013 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund
Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 27, 2015

(c)
Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Biotechnology Discovery Fund
Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: May 15, 2015

(d)
Second Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated October 1, 2022
Filing: Post-Effective Amendment No. 151 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2023

(e)
Second Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of Franklin SMACs Series I, Series E, Series CH and Series E and Franklin Templeton Investor Services, LLC dated June 1, 2024
Filing: Post-Effective Amendment No. 154 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: December 27, 2024

9

(f)
Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH, Series H, Series C, and Series CP effective June 16, 2025
Filing: Post-Effective Amendment No. 158 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2025

(g)
Amendment to Fund Services Agreement dated July 15, 2020 between Franklin Templeton Services, LLC for the Registrant and JPMorgan on behalf dated January 22, 2020
Filing: Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 27, 2020

(h)
Fund Services Agreement between Franklin Templeton Services, LLC for the Registrant and JPMorgan on behalf dated January 22, 2020
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2021

(i)
Fee Waiver and/or Expense Reimbursement Agreement on behalf of Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Templeton SMACS: Series E, Series I, Series CH and Series H dated June 1, 2020
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2021

(j)
Amendment to Fund Services Agreement effective January 29, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(k)
Third Amendment to Fund Services Agreement dated March 12, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(l)
Fourth Amendment to Fund Services Agreement effective September 1, 2021 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

10

(m)
Fifth Amendment to Fund Services Agreement dated June 10, 2022 between Franklin Templeton Services, LLC for the Registrant and JPMorgan dated January 22, 2020
Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 25, 2022

(n)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 143 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 25, 2022

(o)
Fee Waiver and/or Expense Reimbursement revised August 2023 for Schedule A and B
Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2024

(p)
Transfer Agent and Shareholder Services Agreement revised October 1, 2023 for Schedule A
Filing: Post-Effective Amendment No. 153 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2024

(q)
Seventh Amendment to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC for the Registrant and J.P. Morgan effective June 20, 2024
Filing: Post-Effective Amendment No. 158 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2025

(r)
Second Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of Franklin Templeton SMACS, Series C and Series CP and Franklin Templeton Investor Services, LLC dated June 1, 2025
Filing: Post-Effective Amendment No. 158 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: August 26, 2025

(s)
Eleventh Amendment effective August 1, 2025 to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A
Filing: Post-Effective Amendment No. 160 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: April 27, 2026

(t)
Twelfth Amendment effective May 1, 2026 to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A
Filing: Post-Effective Amendment No. 160 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: April 27, 2026

11

(u)
Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995
Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: December 5, 1995

(v)
Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997
Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: March 13, 1998

(w)
Letter of Understanding for Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund), dated June 22, 1999
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: June 28, 1999

(x)
Letter of Understanding for Franklin Small Cap Growth Fund dated April 28, 2000
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
File No. 033-39088
Filing Date: June 30, 2000

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the Securities Act [15 U.S.C. 77g];

(a) Consent of Independent Registered Public Accounting Firm, filed herewith

(15)	All financial statements omitted pursuant to Item 14(a)(l);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
(a) Power of Attorney dated July 10, 2026, filed herewith

(17)	Any additional exhibits which the registrant may wish to file.

(a) Code of Ethics dated November 17, 2025 Filing: Post-Effective Amendment No. 160 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: April 27, 2026
12

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

13

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 22nd day of July, 2026.

FRANKLIN STRATEGIC SERIES
(Registrant)

By:	/s/ Navid J. Tofigh
Navid J. Tofigh
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS*	President and Chief Executive Officer – Investment Management
Edward D. Perks	Dated: July 22, 2026

Christopher Kings*	Chief Executive Officer – Finance and Administration
Christopher Kings	Dated: July 22, 2026

Jeffrey W. White*	Treasurer, Chief Financial Officer and Chief Accounting Officer
Jeffrey W. White	Dated: July 22, 2026

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: July 22, 2026

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: July 22, 2026

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: July 22, 2026

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: July 22, 2026

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: July 22, 2026

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Dated: July 22, 2026

J. MICHAEL LUTTIG*
J. Michael Luttig	Dated: July 22, 2026

LARRY D. THOMPSON*
Larry D. Thompson	Dated: July 22, 2026

VALERIE M. WILLIAMS*
Valerie M. Williams	Dated: July 22, 2026

*By:	/s/ Navid J. Tofigh
Navid J. Tofigh, Attorney-in-Fact
(Pursuant to Power of Attorney filed herewith)

FRANKLIN STRATEGIC SERIES

N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.(11)(a)	Legal Opinion dated July 22, 2026
EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm
EX-99.(16)(a)	Power of Attorney dated July 10, 2026